WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT R



                                            ANNUAL REPORT
                                            ------------------------------------
                                            DECEMBER 31, 2003


                                            Ohio National Variable Account R



[GRAPHIC]  OHIO NATIONAL
           FINANCIAL SERVICES

                    THE OHIO NATIONAL LIFE ASSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2003 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2003 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman
February 20, 2004

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,580,594 Shares (Cost $40,088,548).........................   $ 39,167,124           $ 39,167,124
Money Market Subaccount
699,797 Shares (Cost $6,997,967)............................      6,997,967              6,997,967
Bond Subaccount
364,600 Shares (Cost $3,759,550)............................      3,901,225              3,901,225
Omni Subaccount
574,723 Shares (Cost $9,382,933)............................      7,097,831              7,097,831
International Subaccount
1,398,574 Shares (Cost $17,397,791).........................     12,181,577             12,181,577
Capital Appreciation Subaccount
947,795 Shares (Cost $12,498,177)...........................     13,790,419             13,790,419
Discovery Subaccount
920,368 Shares (Cost $19,819,823)...........................     15,406,962             15,406,962
International Small Company Subaccount
337,129 Shares (Cost $4,477243).............................      4,136,571              4,136,571
Aggressive Growth Subaccount
550,655 Shares (Cost $4,600,769)............................      3,012,081              3,012,081
Small Cap Growth Subaccount
370,634 Shares (Cost $4,157,253)............................      2,720,454              2,720,454
Mid Cap Opportunity Subaccount
968,362 Shares (Cost $13,849,801)...........................     13,498,964             13,498,964
S&P 500 Index Subaccount
1,963,922 Shares (Cost $25,109,756).........................     22,604,745             22,604,745
Blue Chip Subaccount
128,667 Shares (Cost $1,182,403)............................      1,302,108              1,302,108
High Income Bond Subaccount
127,035 Shares (Cost $938,888)..............................        995,958                995,958
Capital Growth Subaccount
135,225 Shares (Cost $2,685,978)............................      1,941,834              1,941,834
Nasdaq-100 Index Subaccount
247,805 Shares (Cost $850,110)..............................        941,659                941,659
Bristol Subaccount
8,528 Shares (Cost $73,300).................................         88,949                 88,949
Bryton Growth Subaccount
19,464 Shares (Cost $163,457)...............................        181,597                181,597

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
362,192 Shares (Cost $9,309,620)............................   $  6,964,970           $  6,964,970
Worldwide Growth Subaccount
177,656 Shares (Cost $6,511,762)............................      4,587,094              4,587,094
Balanced Subaccount
164,327 Shares (Cost $3,886,567)............................      3,776,235              3,776,235

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
93,122 Shares (Cost $1,771,587).............................      1,768,379              1,768,379
Multi Cap Value II Subaccount
36,995 Shares (Cost $343,509)...............................        372,905                372,905
Mid Cap Growth II Subaccount
143,117 Shares (Cost $2,857,149)............................      1,964,993              1,964,993

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
110,558 Shares (Cost $1,065,893)............................      1,105,580              1,105,580
Core US Equity Subaccount
24,296 Shares (Cost $247,514)...............................        265,308                265,308
Capital Growth Subaccount
40,664 Shares (Cost $395,197)...............................        389,972                389,972

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
36,775 Shares (Cost $437,822)...............................        572,957                572,957

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
142,553 Shares (Cost $1,179,104)............................      1,529,594              1,529,594
Small Cap Subaccount
258,204 Shares (Cost $3,184,290)............................      3,798,176              3,798,176

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
85,002 Shares (Cost $240,045)...............................        185,305                185,305

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
  2:
VIP Mid-Cap Subaccount
145,052 Shares (Cost $2,719,519)............................   $  3,476,901           $  3,476,901
VIP Contrafund Subaccount
87,943 Shares (Cost $1,695,839).............................      2,016,537              2,016,537
VIP Growth Subaccount
28,890 Shares (Cost $855,000)...............................        887,494                887,494
VIP Equity Income Subaccount
714 Shares (Cost $15,620)...................................         16,383                 16,383

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
86,310 Shares (Cost $1,711,495).............................      1,643,344              1,643,344
Worldwide Growth Subaccount
76,555 Shares (Cost $2,066,928).............................      1,967,460              1,967,460
Balanced Subaccount
130,200 Shares (Cost $2,961,003)............................      3,101,364              3,101,364
International Growth Subaccount
1,939 Shares (Cost $37,927).................................         44,381                 44,381

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
5,609 Shares (Cost $67,101).................................         78,865                 78,865
Mid Cap Value Subaccount
41,049 Shares (Cost $754,580)...............................        886,253                886,253

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
6,884 Shares (Cost $84,520).................................         95,345                 95,345
Investors Growth Stock Subaccount
10,343 Shares (Cost $83,691)................................         88,638                 88,638
Mid Cap Growth Subaccount
19,070 Shares (Cost $106,639)...............................        116,710                116,710
Total Return Subaccount
107,354 Shares (Cost $1,921,541)............................      2,086,953              2,086,953

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
2,342 Shares (Cost $34,642).................................         38,545                 38,545
Jennison 20/20 Subaccount
1,091 Shares (Cost $10,529).................................         11,562                 11,562

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
UBS SERIES TRUST:
Tactical Allocation Subaccount
3,083 Shares (Cost $31,451).................................   $     37,863           $     37,863

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
73,165 Shares (Cost $886,713)...............................        904,315                904,315
Total Return Subaccount
171,561 Shares (Cost $1,785,949)............................      1,777,366              1,777,366
Global Bond Subaccount
22,960 Shares (Cost $279,103)...............................        299,166                299,166

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
16,776 Shares (Cost $227,554)...............................        265,397                265,397

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS:
Appreciation Subaccount
4,078 Shares (Cost $129,972)................................        139,925                139,925

ROYCE CAPITAL FUND:
Small-Cap Subaccount
96,608 Shares (Cost $695,346)...............................        733,251                733,251
Mid-Cap Subaccount
50,413 Shares (Cost $499,114)...............................        549,502                549,502

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
2,460 Shares (Cost $28,034).................................         28,336                 28,336
US Real Estate Subaccount
2,033 Shares (Cost $29,200).................................         31,600                 31,600
                                                               ------------           ------------

TOTALS......................................................   $198,572,949           $198,572,949
                                                               ============           ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                          OHIO NATIONAL FUND, INC.
                                            -------------------------------------------------------------------------------------
                                                                                                                       CAPITAL
                                              EQUITY      MONEY MARKET      BOND          OMNI       INTERNATIONAL   APPRECIATION
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                            -----------   ------------   -----------   -----------   -------------   ------------
                                               2003           2003          2003          2003           2003            2003
                                            -----------   ------------   -----------   -----------   -------------   ------------
Investment activity:
  Reinvested dividends....................  $    57,182   $    55,175    $   239,083   $   111,671    $    46,621    $    30,009
  Risk & administrative expense (note
     3)...................................     (234,083)      (53,335)       (32,175)      (46,601)       (76,740)       (85,647)
                                            -----------   -----------    -----------   -----------    -----------    -----------
       Net investment activity............     (176,901)        1,840        206,908        65,070        (30,119)       (55,638)
                                            -----------   -----------    -----------   -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0             0              0             0              0              0
     Realized gain (loss).................     (586,332)        2,004         93,280      (281,187)    (1,134,429)      (160,286)
     Unrealized gain......................   12,310,478             0        129,238     1,646,475      4,134,521      3,461,185
                                            -----------   -----------    -----------   -----------    -----------    -----------
       Net gain on investments............   11,724,146         2,004        222,518     1,365,288      3,000,092      3,300,899
                                            -----------   -----------    -----------   -----------    -----------    -----------
          Net increase in contract owners'
            equity from operations........  $11,547,245   $     3,844    $   429,426   $ 1,430,358    $ 2,969,973    $ 3,245,261
                                            ===========   ===========    ===========   ===========    ===========    ===========

                                             OHIO NATIONAL FUND, INC.
                                            ---------------------------
                                                          INTERNATIONAL
                                             DISCOVERY      SMALL CO.
                                            SUBACCOUNT     SUBACCOUNT
                                            -----------   -------------
                                               2003           2003
                                            -----------   -------------
Investment activity:
  Reinvested dividends....................  $         0    $     6,908
  Risk & administrative expense (note
     3)...................................      (96,194)       (23,499)
                                            -----------    -----------
       Net investment activity............      (96,194)       (16,591)
                                            -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0              0
     Realized gain (loss).................     (721,446)      (114,986)
     Unrealized gain......................    4,986,397      1,509,012
                                            -----------    -----------
       Net gain on investments............    4,264,951      1,394,026
                                            -----------    -----------
          Net increase in contract owners'
            equity from operations........  $ 4,168,757    $ 1,377,435
                                            ===========    ===========

                                                                          OHIO NATIONAL FUND, INC.
                                            -------------------------------------------------------------------------------------
                                                                                                        SOCIAL
                                            AGGRESSIVE     SMALL CAP       MID CAP         S&P         AWARENESS
                                              GROWTH         GROWTH      OPPORTUNITY    500 INDEX     SUBACCOUNT      BLUE CHIP
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      (NOTE 5)       SUBACCOUNT
                                            -----------   ------------   -----------   -----------   -------------   ------------
                                               2003           2003          2003          2003           2003            2003
                                            -----------   ------------   -----------   -----------   -------------   ------------
Investment activity:
  Reinvested dividends....................  $         0   $         0    $     4,091   $   226,701    $     1,183    $    13,619
  Risk & administrative expense (note
     3)...................................      (19,743)      (16,697)       (81,113)     (136,157)          (539)        (6,763)
                                            -----------   -----------    -----------   -----------    -----------    -----------
       Net investment activity............      (19,743)      (16,697)       (77,022)       90,544            644          6,856
                                            -----------   -----------    -----------   -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0             0              0             0              0              0
     Realized gain (loss).................     (369,250)     (401,340)      (292,493)     (691,684)      (164,921)        (7,459)
     Unrealized gain......................    1,111,508     1,266,034      4,512,181     5,177,162        175,861        253,611
                                            -----------   -----------    -----------   -----------    -----------    -----------
       Net gain on investments............      742,258       864,694      4,219,688     4,485,478         10,940        246,152
                                            -----------   -----------    -----------   -----------    -----------    -----------
          Net increase in contract owners'
            equity from operations........  $   722,515   $   847,997    $ 4,142,666   $ 4,576,022    $    11,584    $   253,008
                                            ===========   ===========    ===========   ===========    ===========    ===========

                                            OHIO NATIONAL FUND, INC.
                                            -------------------------
                                              EQUITY
                                              INCOME      HIGH INCOME
                                            SUBACCOUNT       BOND
                                             (NOTE 5)     SUBACCOUNT
                                            -----------   -----------
                                               2003          2003
                                            -----------   -----------
Investment activity:
  Reinvested dividends....................  $     1,517   $    68,918
  Risk & administrative expense (note
     3)...................................         (613)       (6,264)
                                            -----------   -----------
       Net investment activity............          904        62,654
                                            -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0             0
     Realized gain (loss).................      (45,188)        9,048
     Unrealized gain......................       55,402       100,417
                                            -----------   -----------
       Net gain on investments............       10,214       109,465
                                            -----------   -----------
          Net increase in contract owners'
            equity from operations........  $    11,118   $   172,119
                                            ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                 OHIO NATIONAL FUND, INC.
                                             ----------------------------------------------------------------
                                               CAPITAL                                              BRYTON
                                               GROWTH        NASDAQ-100 INDEX       BRISTOL         GROWTH
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                             -----------     ----------------     -----------     -----------
                                                2003               2003              2003            2003
                                             -----------     ----------------     -----------     -----------
Investment activity:
  Reinvested dividends.....................  $         0        $       0         $       255     $         0
  Risk & administrative expense (note 3)...      (11,438)          (3,462)               (374)           (533)
                                             -----------        ---------         -----------     -----------
       Net investment activity.............      (11,438)          (3,462)               (119)           (533)
                                             -----------        ---------         -----------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............            0                0                   0               0
     Realized gain (loss)..................     (198,682)          (4,832)                341             807
     Unrealized gain.......................      739,891          178,552              15,176          18,085
                                             -----------        ---------         -----------     -----------
       Net gain on investments.............      541,209          173,720              15,517          18,892
                                             -----------        ---------         -----------     -----------
          Net increase in contract owners'
            equity from operations.........  $   529,771        $ 170,258         $    15,398     $    18,359
                                             ===========        =========         ===========     ===========

                                               JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                             ----------------------------------------------
                                                                WORLDWIDE
                                                GROWTH            GROWTH         BALANCED
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                             -------------     ------------     -----------
                                                 2003              2003            2003
                                             -------------     ------------     -----------
Investment activity:
  Reinvested dividends.....................   $     5,720      $    46,182      $    81,028
  Risk & administrative expense (note 3)...       (44,933)         (31,036)         (27,340)
                                              -----------      -----------      -----------
       Net investment activity.............       (39,213)          15,146           53,688
                                              -----------      -----------      -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............             0                0                0
     Realized gain (loss)..................      (390,857)        (469,717)         (81,794)
     Unrealized gain.......................     2,078,145        1,347,652          482,979
                                              -----------      -----------      -----------
       Net gain on investments.............     1,687,288          877,935          401,185
                                              -----------      -----------      -----------
          Net increase in contract owners'
            equity from operations.........   $ 1,648,075      $   893,081      $   454,873
                                              ===========      ===========      ===========

                                                    STRONG VARIABLE INSURANCE FUNDS INC.
                                                ---------------------------------------------
                                                 OPPORTUNITY       MULTI CAP        MID CAP
                                                      II            VALUE II       GROWTH II
                                                  SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                --------------     ----------     -----------
                                                     2003             2003           2003
                                                --------------     ----------     -----------
Investment activity:
  Reinvested dividends........................   $     1,185       $     332      $         0
  Risk & administrative expense (note 3)......       (10,960)         (2,185)         (12,156)
                                                 -----------       ---------      -----------
     Net investment activity..................        (9,775)         (1,853)         (12,156)
                                                 -----------       ---------      -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................             0               0                0
     Realized gain (loss).....................       (79,006)        (10,485)        (178,858)
     Unrealized gain..........................       570,873         109,893          653,301
                                                 -----------       ---------      -----------
       Net gain on investments................       491,867          99,408          474,443
                                                 -----------       ---------      -----------
          Net increase in contract owners'
            equity from operations............   $   482,092       $  97,555      $   462,287
                                                 ===========       =========      ===========

                                                                                                   VAN KAMPEN
                                                                                                   UNIV. INST.
                                                                                                     FUNDS -
                                                  GOLDMAN SACHS VARIABLE INSURANCE TRUST             CLASS I
                                                -------------------------------------------     -----------------
                                                 GROWTH &         CORE US         CAPITAL            CAPITAL
                                                  INCOME          EQUITY          GROWTH             GROWTH
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                -----------     -----------     -----------     -----------------
                                                   2003            2003            2003               2003
                                                -----------     -----------     -----------     -----------------
Investment activity:
  Reinvested dividends........................  $    13,023     $     1,661     $       950        $         0
  Risk & administrative expense (note 3)......       (6,447)         (1,574)         (2,474)            (3,603)
                                                -----------     -----------     -----------        -----------
     Net investment activity..................        6,576              87          (1,524)            (3,603)
                                                -----------     -----------     -----------        -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................            0               0               0                  0
     Realized gain (loss).....................      (31,646)        (13,428)        (12,423)            17,186
     Unrealized gain..........................      220,851          67,976          86,689            144,314
                                                -----------     -----------     -----------        -----------
       Net gain on investments................      189,205          54,548          74,266            161,500
                                                -----------     -----------     -----------        -----------
          Net increase in contract owners'
            equity from operations............  $   195,781     $    54,635     $    72,742        $   157,897
                                                ===========     ===========     ===========        ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               PBHG
                                                 LAZARD RETIREMENT           INSURANCE
                                                   SERIES, INC.             SERIES FUND
                                             -------------------------     -------------
                                              EMERGING        SMALL
                                               MARKET          CAP         TECH. & COMM.
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                             ----------     ----------     -------------
                                                2003           2003            2003
                                             ----------     ----------     -------------
Investment activity:
  Reinvested dividends
     Risk & administrative expense (note
     3)....................................   $    637       $      0        $      0
     Net investment activity...............     (7,655)       (21,575)           (914)
                                              --------       --------        --------
                                                (7,018)       (21,575)           (914)
                                              --------       --------        --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............          0              0               0
       Realized gain (loss)................     (1,972)       (17,667)        (18,643)
       Unrealized gain.....................    485,165        993,760          69,447
                                              --------       --------        --------
          Net gain on investments..........    483,193        976,093          50,804
                                              --------       --------        --------
            Net increase in contract
               owners' equity from
               operations..................   $476,175       $954,518        $ 49,890
                                              ========       ========        ========


                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                                             -------------------------------------------------------------
                                                VIP              VIP             VIP              VIP
                                              MID-CAP        CONTRAFUND         GROWTH       EQUITY INCOME
                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             ----------     -------------     ----------     -------------
                                                2003            2003             2003          2003 (e)
                                             ----------     -------------     ----------     -------------
Investment activity:
  Reinvested dividends
     Risk & administrative expense (note
     3)....................................   $  5,018        $  3,647         $    656          $  0
     Net investment activity...............    (16,747)         (9,988)          (4,276)          (10)
                                              --------        --------         --------          ----
                                               (11,729)         (6,341)          (3,620)          (10)
                                              --------        --------         --------          ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............          0               0                0             0
       Realized gain (loss)................      6,844           3,160           (9,001)            3
       Unrealized gain.....................    836,190         379,866          195,013           763
                                              --------        --------         --------          ----
          Net gain on investments..........    843,034         383,026          186,012           766
                                              --------        --------         --------          ----
            Net increase in contract
               owners' equity from
               operations..................   $831,305        $376,685         $182,392          $756
                                              ========        ========         ========          ====

                                                  JANUS ASPEN SERIES - SERVICE SHARES                 J.P. MORGAN SERIES TRUST II
                                       ----------------------------------------------------------     ---------------------------
                                                      WORLDWIDE                     INTERNATIONAL        SMALL          MID CAP
                                         GROWTH         GROWTH        BALANCED         GROWTH           COMPANY          VALUE
                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                       ----------     ----------     ----------     -------------     -----------     -----------
                                          2003           2003           2003            2003             2003            2003
                                       ----------     ----------     ----------     -------------     -----------     -----------
Investment activity:
  Reinvested dividends...............   $      0       $ 14,145       $ 53,538         $  160           $     0        $    780
  Risk & administrative expense (note
     3)..............................     (9,410)       (11,104)       (19,558)          (118)             (395)         (3,715)
                                        --------       --------       --------         ------           -------        --------
     Net investment activity.........     (9,410)         3,041         33,980             42              (395)         (2,935)
                                        --------       --------       --------         ------           -------        --------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains........          0              0              0              0                 0               0
     Realized gain (loss)............    (31,208)       (27,512)       (21,549)           217            (2,368)          1,495
     Unrealized gain.................    407,107        388,222        341,111          6,450            20,609         137,285
                                        --------       --------       --------         ------           -------        --------
       Net gain on investments.......    375,899        360,710        319,562          6,667            18,241         138,780
                                        --------       --------       --------         ------           -------        --------
          Net increase in contract
            owners' equity from
            operations...............   $366,489       $363,751       $353,542         $6,709           $17,846        $135,845
                                        ========       ========       ========         ======           =======        ========

---------------

(e) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                        THE PRUDENTIAL SERIES
                                            MFS VARIABLE INSURANCE TRUST - SERVICE CLASS                     FUND, INC.
                                      ---------------------------------------------------------     -----------------------------
                                         NEW          INVESTORS        MID CAP         TOTAL                           JENNISON
                                      DISCOVERY      GROWTH STOCK       GROWTH         RETURN         JENNISON          20/20
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                      ----------     ------------     ----------     ----------     ------------     ------------
                                         2003            2003            2003           2003            2003             2003
                                      ----------     ------------     ----------     ----------     ------------     ------------
Investment activity:
  Reinvested dividends..............   $     0         $     0         $      0       $ 16,833        $     0          $     0
  Risk & administrative expense
     (note 3).......................      (412)           (368)            (302)        (9,239)           (99)             (18)
                                       -------         -------         --------       --------        -------          -------
     Net investment activity........      (412)           (368)            (302)         7,594            (99)             (18)
                                       -------         -------         --------       --------        -------          -------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains.......         0               0                0              0              0                0
     Realized gain (loss)...........     1,886            (127)             216          5,736            123               80
     Unrealized gain................    14,658          10,660           11,660        196,879          4,017            1,032
                                       -------         -------         --------       --------        -------          -------
       Net gain on investments......    16,544          10,533           11,876        202,615          4,140            1,112
                                       -------         -------         --------       --------        -------          -------
          Net increase in contract
            owners' equity from
            operations..............   $16,132         $10,165         $ 11,574       $210,209        $ 4,041          $ 1,094
                                       =======         =======         ========       ========        =======          =======

                                                                                                      CALVERT
                                                                                                      VARIABLE         DREYFUS
                                      UBS SERIES          PIMCO VARIABLE INSURANCE TRUST -          SERIES, INC.       VARIABLE
                                        TRUST                  ADMINISTRATIVE SHARES                ------------     INV. FUND -
                                      ----------     ------------------------------------------                        SERVICE
                                                                                                       SOCIAL           CLASS
                                       TACTICAL          REAL           TOTAL          GLOBAL          EQUITY        ------------
                                      ALLOCATION        RETURN          RETURN          BOND         SUBACCOUNT      APPRECIATION
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       (NOTE 5)        SUBACCOUNT
                                      ----------     ------------     ----------     ----------     ------------     ------------
                                         2003            2003            2003           2003          2003 (d)         2003 (c)
                                      ----------     ------------     ----------     ----------     ------------     ------------
Investment activity:
  Reinvested dividends..............   $   130         $24,321         $ 33,828       $  3,932        $    32          $ 1,476
  Risk & administrative expense
     (note 3).......................      (197)         (6,554)          (9,355)        (1,239)        (1,211)            (340)
                                       -------         -------         --------       --------        -------          -------
     Net investment activity........       (67)         17,767           24,473          2,693         (1,179)           1,136
                                       -------         -------         --------       --------        -------          -------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains.......         0          18,426           14,142          1,800              0                0
     Realized gain (loss)...........       707           4,850           (2,182)         1,226          1,628               65
     Unrealized gain (loss).........     6,233          14,431          (11,176)        19,251         37,843            9,953
                                       -------         -------         --------       --------        -------          -------
       Net gain on investments......     6,940          37,707              784         22,277         39,471           10,018
                                       -------         -------         --------       --------        -------          -------
          Net increase in contract
            owners' equity from
            operations..............   $ 6,873         $55,474         $ 25,257       $ 24,970        $38,292          $11,154
                                       =======         =======         ========       ========        =======          =======

---------------

(c) Period from May 1, 2003, date of commencement of operations.

(d) Period from May 2, 2003, date of commencement of operations.

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                               VAN KAMPEN UNIVERSAL
                                                                                               INSTITUTIONAL FUNDS -
                                                                 ROYCE CAPITAL FUND                  CLASS II
                                                              -------------------------     ---------------------------
                                                                                             CORE PLUS        US REAL
                                                              SMALL-CAP      MICRO-CAP      FIXED INCOME       ESTATE
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              ----------     ----------     ------------     ----------
                                                               2003 (c)       2003 (c)        2003 (d)        2003 (c)
                                                              ----------     ----------     ------------     ----------
Investment activity:
  Reinvested dividends......................................   $     0        $     0         $     3         $     0
  Risk & administrative expense (note 3)....................    (1,481)        (1,247)            (59)            (17)
                                                               -------        -------         -------         -------
     Net investment activity................................    (1,481)        (1,247)            (56)            (17)
                                                               -------        -------         -------         -------
  Realized & unrealized gain on investments:
     Reinvested capital gains...............................    38,008         19,422              37               0
     Realized gain..........................................     2,773            351               0             105
     Unrealized gain........................................    37,905         50,388             301           2,399
                                                               -------        -------         -------         -------
       Net gain on investments..............................    78,686         70,161             338           2,504
                                                               -------        -------         -------         -------
          Net increase in contract owners' equity from
            operations......................................   $77,205        $68,914         $   282         $ 2,487
                                                               =======        =======         =======         =======

---------------

(c) Period from May 1, 2003, date of commencement of operations.

(d) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                    OHIO NATIONAL FUND, INC.
                                                     -------------------------------------------------------
                                                              EQUITY                    MONEY MARKET
                                                            SUBACCOUNT                   SUBACCOUNT
                                                     -------------------------   ---------------------------
                                                        2003          2002           2003           2002
                                                     -----------   -----------   ------------   ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $  (176,901)  $  (104,054)  $      1,840   $     50,531
  Reinvested capital gains.........................            0             0              0              0
  Realized gain (loss).............................     (586,332)     (888,584)         2,004          1,259
  Unrealized gain (loss)...........................   12,310,478    (5,294,586)             0              0
                                                     -----------   -----------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity from operations......................   11,547,245    (6,287,224)         3,844         51,790
                                                     -----------   -----------   ------------   ------------
Equity transactions:
  Contract purchase payments.......................    4,148,383     4,392,227      4,302,238      8,964,708
  Transfers from fixed & other subaccounts.........    2,840,039     2,055,130      6,661,136      5,313,674
  Withdrawals, surrenders & death benefit payments
     (note 3)......................................   (1,691,691)   (1,263,726)      (533,491)      (386,866)
  Transfers to fixed & other subaccounts...........   (1,710,163)   (1,829,673)   (10,680,785)   (14,334,086)
  Cost of insurance & administrative fee (note
     3)............................................   (2,396,612)   (2,474,145)      (657,422)      (785,935)
                                                     -----------   -----------   ------------   ------------
     Net equity transactions.......................    1,189,956       879,813       (908,324)    (1,228,505)
                                                     -----------   -----------   ------------   ------------
       Net change in contract owners' equity.......   12,737,201    (5,407,411)      (904,480)    (1,176,715)
Contract owners' equity:
  Beginning of period..............................   26,429,923    31,837,334      7,902,447      9,079,162
                                                     -----------   -----------   ------------   ------------
  End of period....................................  $39,167,124   $26,429,923   $  6,997,967   $  7,902,447
                                                     ===========   ===========   ============   ============
Change in units:
  Beginning units..................................    1,067,502     1,037,127        398,887        461,183
                                                     -----------   -----------   ------------   ------------
  Units purchased..................................      232,289       240,844        526,431        650,635
  Units redeemed...................................     (195,650)     (210,469)      (572,052)      (712,931)
                                                     -----------   -----------   ------------   ------------
  Ending units.....................................    1,104,141     1,067,502        353,266        398,887
                                                     ===========   ===========   ============   ============

                                                                  OHIO NATIONAL FUND, INC.
                                                     ---------------------------------------------------
                                                               BOND                       OMNI
                                                            SUBACCOUNT                 SUBACCOUNT
                                                     ------------------------   ------------------------
                                                        2003          2002         2003         2002
                                                     -----------   ----------   ----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $   206,908   $  202,025   $   65,070   $    76,940
  Reinvested capital gains.........................            0            0            0             0
  Realized gain (loss).............................       93,280      (10,558)    (281,187)     (565,966)
  Unrealized gain (loss)...........................      129,238       89,674    1,646,475    (1,304,331)
                                                     -----------   ----------   ----------   -----------
     Net increase (decrease) in contract owners'
       equity from operations......................      429,426      281,141    1,430,358    (1,793,357)
                                                     -----------   ----------   ----------   -----------
Equity transactions:
  Contract purchase payments.......................      586,760      514,246      973,876     1,134,574
  Transfers from fixed & other subaccounts.........    1,085,113    1,329,999      226,096       189,419
  Withdrawals, surrenders & death benefit payments
     (note 3)......................................     (258,154)    (127,818)    (327,813)     (325,687)
  Transfers to fixed & other subaccounts...........   (1,888,806)    (705,689)    (313,332)     (740,960)
  Cost of insurance & administrative fee (note
     3)............................................     (314,910)    (270,669)    (566,281)     (635,331)
                                                     -----------   ----------   ----------   -----------
     Net equity transactions.......................     (789,997)     740,069       (7,454)     (377,985)
                                                     -----------   ----------   ----------   -----------
       Net change in contract owners' equity.......     (360,571)   1,021,210    1,422,904    (2,171,342)
Contract owners' equity:
  Beginning of period..............................    4,261,796    3,240,586    5,674,927     7,846,269
                                                     -----------   ----------   ----------   -----------
  End of period....................................  $ 3,901,225   $4,261,796   $7,097,831   $ 5,674,927
                                                     ===========   ==========   ==========   ===========
Change in units:
  Beginning units..................................      167,865      137,657      327,405       346,979
                                                     -----------   ----------   ----------   -----------
  Units purchased..................................       62,451       74,283       62,009        68,122
  Units redeemed...................................      (90,162)     (44,075)     (62,494)      (87,696)
                                                     -----------   ----------   ----------   -----------
  Ending units.....................................      140,154      167,865      326,920       327,405
                                                     ===========   ==========   ==========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                           OHIO NATIONAL FUND, INC.
                                             -----------------------------------------------------
                                                   INTERNATIONAL           CAPITAL APPRECIATION
                                                    SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------
                                                2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................   $   (30,119)  $   (54,501)  $   (55,638)  $   (62,148)
  Reinvested capital gains................             0             0             0       106,491
  Realized loss...........................    (1,134,429)     (979,072)     (160,286)     (141,717)
  Unrealized gain (loss)..................     4,134,521    (1,672,802)    3,461,185    (2,644,238)
                                             -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.....     2,969,973    (2,706,375)    3,245,261    (2,741,612)
                                             -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments..............     1,711,508     2,079,961     1,870,012     1,920,982
  Transfers from fixed & other
     subaccounts..........................       352,553       369,762       819,117     2,142,337
  Withdrawals, surrenders & death benefit
     payments (note 3)....................      (497,503)     (501,812)     (581,334)     (557,499)
  Transfers to fixed & other
     subaccounts..........................    (1,303,269)   (1,096,754)   (1,430,148)   (1,114,462)
  Cost of insurance & administrative fee
     (note 3).............................      (869,769)   (1,020,000)     (924,434)   (1,062,513)
                                             -----------   -----------   -----------   -----------
     Net equity transactions..............      (606,480)     (168,843)     (246,787)    1,328,845
                                             -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity..........................     2,363,493    (2,875,218)    2,998,474    (1,412,767)
Contract owners' equity:
  Beginning of period.....................     9,818,084    12,693,302    10,791,945    12,204,712
                                             -----------   -----------   -----------   -----------
  End of period...........................   $12,181,577   $ 9,818,084   $13,790,419   $10,791,945
                                             ===========   ===========   ===========   ===========
Change in units:
  Beginning units.........................       788,602       802,998       542,265       486,036
                                             -----------   -----------   -----------   -----------
  Units purchased.........................       149,750       172,210       121,840       177,695
  Units redeemed..........................      (194,897)     (186,606)     (133,318)     (121,466)
                                             -----------   -----------   -----------   -----------
  Ending units............................       743,455       788,602       530,787       542,265
                                             ===========   ===========   ===========   ===========

                                                  OHIO NATIONAL FUND, INC.
                                            --------------------------------------------------
                                                                         INTERNATIONAL SMALL
                                                    DISCOVERY                 COMPANY
                                                    SUBACCOUNT               SUBACCOUNT
                                            ------------------------   -----------------------
                                               2003         2002          2003         2002
                                            -----------   ----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................. $   (96,194)  $  (103,539)  $  (16,591)  $  (21,419)
  Reinvested capital gains................           0             0            0            0
  Realized loss...........................    (721,446)     (648,779)    (114,986)    (179,857)
  Unrealized gain (loss)..................   4,986,397    (4,970,192)   1,509,012     (280,311)
                                           -----------   -----------   ----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations.....   4,168,757    (5,722,510)   1,377,435     (481,587)
                                           -----------   -----------   ----------   ----------
Equity transactions:
  Contract purchase payments..............   2,210,459     2,581,189      506,562      604,549
  Transfers from fixed & other
     subaccounts..........................     400,801       843,786      209,366      166,097
  Withdrawals, surrenders & death benefit
     payments (note 3)....................    (602,782)     (470,314)     (72,808)     (72,769)
  Transfers to fixed & other
     subaccounts..........................  (1,150,824)   (1,384,358)    (205,605)    (299,186)
  Cost of insurance & administrative fee
     (note 3).............................  (1,105,505)   (1,295,718)    (262,244)    (289,941)
                                           -----------   -----------   ----------   ----------
     Net equity transactions..............    (247,851)      274,585      175,271      108,750
                                           -----------   -----------   ----------   ----------
       Net change in contract owners'
          equity..........................   3,920,906    (5,447,925)   1,552,706     (372,837)
Contract owners' equity:
  Beginning of period.....................  11,486,056    16,933,981    2,583,865    2,956,702
                                           -----------   -----------   ----------   ----------
  End of period........................... $15,406,962   $11,486,056   $4,136,571   $2,583,865
                                           ===========   ===========   ==========   ==========
Change in units:
  Beginning units.........................     626,936       617,079      222,020      214,315
                                           -----------   -----------   ----------   ----------
  Units purchased.........................     126,197       151,766       50,919       57,796
  Units redeemed..........................    (137,692)     (141,909)     (40,279)     (50,091)
                                           -----------   -----------   ----------   ----------
  Ending units............................     615,441       626,936      232,660      222,020
                                           ===========   ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------------
                                                  AGGRESSIVE GROWTH         SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                     SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                               -----------------------   -----------------------   -------------------------
                                                  2003         2002         2003         2002         2003          2002
                                               ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................   $  (19,743)  $  (19,637)  $  (16,697)  $  (16,827)  $   (77,022)  $   (78,079)
  Reinvested capital gains..................            0            0            0            0             0             0
  Realized loss.............................     (369,250)    (210,684)    (401,340)    (386,933)     (292,493)     (532,277)
  Unrealized gain (loss)....................    1,111,508     (660,824)   1,266,034     (415,335)    4,512,181    (2,699,395)
                                               ----------   ----------   ----------   ----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.......      722,515     (891,145)     847,997     (819,095)    4,142,666    (3,309,751)
                                               ----------   ----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments................      709,173      801,197      532,567      642,491     1,781,255     2,086,956
  Transfers from fixed & other
     subaccounts............................       61,909      177,752      108,376      104,204       571,271       594,202
  Withdrawals, surrenders & death benefit
     payments (note 3)......................     (193,536)     (82,192)     (98,391)     (90,280)     (428,598)     (419,654)
  Transfers to fixed & other subaccounts....     (355,034)    (246,139)    (395,003)    (292,729)     (905,852)   (1,134,835)
  Cost of insurance & administrative fee
     (note 3)...............................     (270,939)    (299,615)    (218,248)    (280,369)     (831,598)   (1,021,514)
                                               ----------   ----------   ----------   ----------   -----------   -----------
     Net equity transactions................      (48,427)     351,003      (70,699)      83,317       186,478       105,155
                                               ----------   ----------   ----------   ----------   -----------   -----------
       Net change in contract owners'
          equity............................      674,088     (540,142)     777,298     (735,778)    4,329,144    (3,204,596)
Contract owners' equity:
  Beginning of period.......................    2,337,993    2,878,135    1,943,156    2,678,934     9,169,820    12,374,416
                                               ----------   ----------   ----------   ----------   -----------   -----------
  End of period.............................   $3,012,081   $2,337,993   $2,720,454   $1,943,156   $13,498,964   $ 9,169,820
                                               ==========   ==========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units...........................      422,595      372,206      263,778      255,827       680,877       678,248
                                               ----------   ----------   ----------   ----------   -----------   -----------
  Units purchased...........................      126,158      147,952       71,439       84,004       148,392       174,349
  Units redeemed............................     (131,601)     (97,563)     (79,237)     (76,053)     (139,213)     (171,720)
                                               ----------   ----------   ----------   ----------   -----------   -----------
  Ending units..............................      417,152      422,595      255,980      263,778       690,056       680,877
                                               ==========   ==========   ==========   ==========   ===========   ===========

                                              OHIO NATIONAL FUND, INC.
                                              -------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                              -------------------------
                                                 2003          2002
                                              -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $    90,544   $    66,276
  Reinvested capital gains..................            0             0
  Realized loss.............................     (691,684)     (474,594)
  Unrealized gain (loss)....................    5,177,162    (4,156,134)
                                              -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.......    4,576,022    (4,564,452)
                                              -----------   -----------
Equity transactions:
  Contract purchase payments................    4,110,223     4,206,190
  Transfers from fixed & other
     subaccounts............................    2,505,963     2,249,293
  Withdrawals, surrenders & death benefit
     payments (note 3)......................     (574,011)     (591,348)
  Transfers to fixed & other subaccounts....   (2,560,289)   (1,551,458)
  Cost of insurance & administrative fee
     (note 3)...............................   (1,629,650)   (1,858,486)
                                              -----------   -----------
     Net equity transactions................    1,852,236     2,454,191
                                              -----------   -----------
       Net change in contract owners'
          equity............................    6,428,258    (2,110,261)
Contract owners' equity:
  Beginning of period.......................   16,176,487    18,286,748
                                              -----------   -----------
  End of period.............................  $22,604,745   $16,176,487
                                              ===========   ===========
Change in units:
  Beginning units...........................    1,297,802     1,126,657
                                              -----------   -----------
  Units purchased...........................      481,826       456,784
  Units redeemed............................     (350,395)     (285,639)
                                              -----------   -----------
  Ending units..............................    1,429,233     1,297,802
                                              ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                    OHIO NATIONAL FUND, INC.
                               --------------------------------------------------------------------------------------------------
                                 SOCIAL AWARENESS              BLUE CHIP               EQUITY INCOME          HIGH INCOME BOND
                                SUBACCOUNT (NOTE 5)           SUBACCOUNT            SUBACCOUNT (NOTE 5)          SUBACCOUNT
                               ---------------------    -----------------------    ---------------------    ---------------------
                                 2003         2002         2003         2002         2003         2002        2003         2002
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity..............    $     644    $ (2,053)   $    6,856    $   1,225    $     904    $  1,609    $  62,654    $ 46,174
  Reinvested capital
     gains.................            0           0             0            0            0           0            0           0
  Realized gain (loss).....     (164,921)    (34,909)       (7,459)      (7,509)     (45,188)     (5,158)       9,048      (5,190)
  Unrealized gain (loss)...      175,861     (60,306)      253,611     (128,551)      55,402     (42,642)     100,417     (27,116)
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations..........       11,584     (97,268)      253,008     (134,835)      11,118     (46,191)     172,119      13,868
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
Equity transactions:
  Contract purchase
     payments..............       20,682      69,140       199,059      145,727       36,324      99,218      176,723     126,338
  Transfers from fixed &
     other subaccounts.....        5,589      31,738       467,226       76,273       37,611     115,980      514,832     334,867
  Withdrawals, surrenders &
     death benefit payments
     (note 3)..............       (3,089)    (21,738)       (8,212)      (6,198)        (532)     (6,411)     (79,251)       (522)
  Transfers to fixed &
     other subaccounts.....     (262,245)    (27,094)     (122,068)     (30,571)    (321,654)    (40,035)    (300,087)    (95,223)
  Cost of insurance &
     administrative fee
     (note 3)..............       (8,414)    (25,137)      (79,817)     (55,512)      (9,956)    (27,100)     (69,621)    (45,870)
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
     Net equity
       transactions........     (247,477)     26,909       456,188      129,719     (258,207)    141,652      242,596     319,590
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
       Net change in
          contract owners'
          equity...........     (235,893)    (70,359)      709,196       (5,116)    (247,089)     95,461      414,715     333,458
Contract owners' equity:
  Beginning of period......      235,893     306,252       592,912      598,028      247,089     151,628      581,243     247,785
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
  End of period............    $       0    $235,893    $1,302,108    $ 592,912    $       0    $247,089    $ 995,958    $581,243
                               =========    ========    ==========    =========    =========    ========    =========    ========
Change in units:
  Beginning units..........       42,878      39,607        75,011       60,504       37,905      18,267       57,364      25,230
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
  Units purchased..........       23,766      15,556        80,087       25,036       11,492      27,370       60,318      45,487
  Units redeemed...........      (66,644)    (12,285)      (23,983)     (10,529)     (49,397)     (7,732)     (37,031)    (13,353)
                               ---------    --------    ----------    ---------    ---------    --------    ---------    --------
  Ending units.............            0      42,878       131,115       75,011            0      37,905       80,651      57,364
                               =========    ========    ==========    =========    =========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     OHIO NATIONAL FUND, INC.
                                  -----------------------------------------------------------------------------------------------
                                       CAPITAL GROWTH           NASDAQ-100 INDEX            BRISTOL             BRYTON GROWTH
                                         SUBACCOUNT                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                  ------------------------    --------------------    -------------------    --------------------
                                     2003          2002         2003        2002       2003      2002 (a)      2003      2002 (a)
                                  ----------    ----------    --------    --------    -------    --------    --------    --------
Increase (decrease) in
  contract owners' equity from
  operations:
  Net investment activity.....    $  (11,438)   $  (10,273)   $ (3,462)   $ (1,291)   $  (119)   $   (48)    $   (533)   $   (17)
  Reinvested capital gains....             0             0           0           0          0          0            0          0
  Realized gain (loss)........      (198,682)     (241,208)     (4,832)    (20,968)       341         (9)         807        (40)
  Unrealized gain (loss)......       739,891      (556,689)    178,552     (66,397)    15,176        473       18,085         55
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
     Net increase (decrease)
       in contract owners'
       equity from
       operations.............       529,771      (808,170)    170,258     (88,656)    15,398        416       18,359         (2)
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
Equity transactions:
  Contract purchase
     payments.................       450,968       510,857     128,780      86,199     17,568      3,096       24,322      2,756
  Transfers from fixed & other
     subaccounts..............       239,418       170,948     553,012      99,997     34,294     24,541      136,518     12,414
  Withdrawals, surrenders &
     death benefit payments
     (note 3).................       (41,123)      (23,680)     (2,351)     (9,628)         0          0         (491)         0
  Transfers to fixed & other
     subaccounts..............      (290,698)     (281,631)    (70,530)    (52,457)    (1,389)       (20)      (4,454)       (20)
  Cost of insurance &
     administrative fee (note
     3).......................      (154,646)     (172,132)    (45,708)    (24,485)    (4,267)      (688)      (7,334)      (471)
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
     Net equity
       transactions...........       203,919       204,362     563,203      99,626     46,206     26,929      148,561     14,679
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
       Net change in contract
          owners' equity......       733,690      (603,808)    733,461      10,970     61,604     27,345      166,920     14,677
Contract owners' equity:
  Beginning of period.........     1,208,144     1,811,952     208,198     197,228     27,345          0       14,677          0
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
  End of period...............    $1,941,834    $1,208,144    $941,659    $208,198    $88,949    $27,345     $181,597    $14,677
                                  ==========    ==========    ========    ========    =======    =======     ========    =======
Change in units:
  Beginning units.............       237,616       204,936      69,005      40,660      3,479          0        2,144          0
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
  Units purchased.............       116,136       107,971     172,113      48,863      5,761      3,564       18,812      2,212
  Units redeemed..............       (79,103)      (75,291)    (28,457)    (20,518)      (633)       (85)      (1,248)       (68)
                                  ----------    ----------    --------    --------    -------    -------     --------    -------
  Ending units................       274,649       237,616     212,661      69,005      8,607      3,479       19,708      2,144
                                  ==========    ==========    ========    ========    =======    =======     ========    =======

---------------

(a) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                               JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                      -------------------------------------------------------------------------------------------
                                                GROWTH                     WORLDWIDE GROWTH                    BALANCED
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                      ---------------------------     ---------------------------     ---------------------------
                                         2003            2002            2003            2002            2003            2002
                                      -----------     -----------     -----------     -----------     -----------     -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $   (39,213)    $   (45,436)    $    15,146     $     7,904     $    53,688     $    61,023
  Reinvested capital gains..........            0               0               0               0               0               0
  Realized loss.....................     (390,857)       (557,111)       (469,717)       (586,973)        (81,794)        (63,839)
  Unrealized gain (loss)............    2,078,145      (1,333,071)      1,347,652        (917,442)        482,979        (235,823)
                                      -----------     -----------     -----------     -----------     -----------     -----------
     Net increase (decrease) in
       contract owners' equity from
       operations...................    1,648,075      (1,935,618)        893,081      (1,496,511)        454,873        (238,639)
                                      -----------     -----------     -----------     -----------     -----------     -----------
Equity transactions:
  Contract purchase payments........    1,532,221       1,828,935         964,919       1,278,992         600,886         528,753
  Transfers from fixed & other
     subaccounts....................      140,736         249,092         115,371         176,858         419,785       1,190,295
  Withdrawals, surrenders & death
     benefit payments (note 3)......     (236,494)       (214,234)       (185,623)       (122,510)       (199,415)        (25,821)
  Transfers to fixed & other
     subaccounts....................     (782,568)       (946,789)       (823,249)       (997,095)       (684,967)       (435,606)
  Cost of insurance & administrative
     fee (note 3)...................     (566,053)       (664,277)       (386,310)       (516,977)       (273,760)       (251,373)
                                      -----------     -----------     -----------     -----------     -----------     -----------
     Net equity transactions........       87,842         252,727        (314,892)       (180,732)       (137,471)      1,006,248
                                      -----------     -----------     -----------     -----------     -----------     -----------
       Net change in contract
          owners' equity............    1,735,917      (1,682,891)        578,189      (1,677,243)        317,402         767,609
Contract owners' equity:
  Beginning of period...............    5,229,053       6,911,944       4,008,905       5,686,148       3,458,833       2,691,224
                                      -----------     -----------     -----------     -----------     -----------     -----------
  End of period.....................  $ 6,964,970     $ 5,229,053     $ 4,587,094     $ 4,008,905     $ 3,776,235     $ 3,458,833
                                      ===========     ===========     ===========     ===========     ===========     ===========
Change in units:
  Beginning units...................      880,663         849,118         558,895         586,165         367,869         265,788
                                      -----------     -----------     -----------     -----------     -----------     -----------
  Units purchased...................      249,068         296,610         142,136         172,325         100,384         173,921
  Units redeemed....................     (232,593)       (265,065)       (181,400)       (199,595)       (113,463)        (71,840)
                                      -----------     -----------     -----------     -----------     -----------     -----------
  Ending units......................      897,138         880,663         519,631         558,895         354,790         367,869
                                      ===========     ===========     ===========     ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                    STRONG VARIABLE INSURANCE FUNDS, INC.
                                            -------------------------------------------------------------------------------------
                                                 OPPORTUNITY II              MULTI CAP VALUE II             MID-CAP GROWTH II
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                            -------------------------     -------------------------     -------------------------
                                               2003           2002           2003           2002           2003           2002
                                            ----------     ----------     ----------     ----------     ----------     ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $   (9,775)    $   (2,362)    $   (1,853)    $     (641)    $  (12,156)    $  (11,347)
  Reinvested capital gains................           0         29,601              0         17,498              0              0
  Realized loss...........................     (79,006)       (60,428)       (10,485)        (1,907)      (178,858)      (209,992)
  Unrealized gain (loss)..................     570,873       (364,132)       109,893        (94,307)       653,301       (540,292)
                                            ----------     ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.....     482,092       (397,321)        97,555        (79,357)       462,287       (761,631)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Equity transactions:
  Contract purchase payments..............     294,329        331,579         51,287         60,038        488,072        593,292
  Transfers from fixed & other
     subaccounts..........................     219,379        709,849         14,668         80,049        191,327        258,489
  Withdrawals, surrenders & death benefit
     payments (note 3)....................     (45,296)        (9,728)       (12,554)          (610)       (69,460)       (20,835)
  Transfers to fixed & other
     subaccounts..........................    (447,678)      (275,938)       (28,764)      (104,923)      (261,720)      (311,449)
  Cost of insurance & administrative fee
     (note 3).............................    (121,224)      (115,696)       (21,417)       (23,455)      (173,878)      (185,004)
                                            ----------     ----------     ----------     ----------     ----------     ----------
     Net equity transactions..............    (100,490)       640,066          3,220         11,099        174,341        334,493
                                            ----------     ----------     ----------     ----------     ----------     ----------
       Net change in contract owners'
          equity..........................     381,602        242,745        100,775        (68,258)       636,628       (427,138)
Contract owners' equity:
  Beginning of period.....................   1,386,777      1,144,032        272,130        340,388      1,328,365      1,755,503
                                            ----------     ----------     ----------     ----------     ----------     ----------
  End of period...........................  $1,768,379     $1,386,777     $  372,905     $  272,130     $1,964,993     $1,328,365
                                            ==========     ==========     ==========     ==========     ==========     ==========
Change in units:
  Beginning units.........................     169,102        101,329         31,350         29,908        285,484        233,869
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Units purchased.........................      52,340         99,616          6,772         13,146        120,976        142,205
  Units redeemed..........................     (62,873)       (31,843)        (6,848)       (11,704)       (89,452)       (90,590)
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Ending units............................     158,569        169,102         31,274         31,350        317,008        285,484
                                            ==========     ==========     ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                            -------------------------------------------------------------------------------------
                                                 GROWTH & INCOME               CORE US EQUITY                CAPITAL GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                            -------------------------     -------------------------     -------------------------
                                               2003           2002           2003           2002           2003           2002
                                            ----------     ----------     ----------     ----------     ----------     ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $    6,576     $    6,294     $       87     $       71     $   (1,524)    $   (1,362)
  Reinvested capital gains................           0              0              0              0              0              0
  Realized loss...........................     (31,646)       (47,035)       (13,428)        (6,147)       (12,423)       (18,217)
  Unrealized gain (loss)..................     220,851        (72,854)        67,976        (35,275)        86,689        (54,429)
                                            ----------     ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.....     195,781       (113,595)        54,635        (41,351)        72,742        (74,008)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Equity transactions:
  Contract purchase payments..............     201,384        171,780         64,919         51,683         93,236         95,240
  Transfers from fixed & other
     subaccounts..........................     227,026        147,065         49,565         98,628         48,389        113,634
  Withdrawals, surrenders & death benefit
     payments (note 3)....................     (15,165)       (47,093)       (18,556)             0         (8,077)        (2,592)
  Transfers to fixed & other
     subaccounts..........................    (193,289)      (126,545)       (72,919)       (20,859)       (60,251)       (69,597)
  Cost of insurance & administrative fee
     (note 3).............................     (85,759)       (86,382)       (18,763)       (16,995)       (38,084)       (34,792)
                                            ----------     ----------     ----------     ----------     ----------     ----------
     Net equity transactions..............     134,197         58,825          4,246        112,457         35,213        101,893
                                            ----------     ----------     ----------     ----------     ----------     ----------
       Net change in contract owners'
          equity..........................     329,978        (54,770)        58,881         71,106        107,955         27,885
Contract owners' equity:
  Beginning of period.....................     775,602        830,372        206,427        135,321        282,017        254,132
                                            ----------     ----------     ----------     ----------     ----------     ----------
  End of period...........................  $1,105,580     $  775,602     $  265,308     $  206,427     $  389,972     $  282,017
                                            ==========     ==========     ==========     ==========     ==========     ==========
Change in units:
  Beginning units.........................     108,055        101,805         31,068         15,789         43,293         29,300
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Units purchased.........................      56,124         41,449         15,620         20,352         17,755         28,875
  Units redeemed..........................     (39,395)       (35,199)       (15,617)        (5,073)       (12,304)       (14,882)
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Ending units............................     124,784        108,055         31,071         31,068         48,744         43,293
                                            ==========     ==========     ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    VAN KAMPEN UNIVERSAL
                                                    INSTITUTIONAL FUNDS -
                                                           CLASS I                    LAZARD RETIREMENT SERIES, INC.
                                                   -----------------------   -------------------------------------------------
                                                       US REAL ESTATE            EMERGING MARKET              SMALL CAP
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                   -----------------------   -----------------------   -----------------------
                                                      2003         2002         2003         2002         2003         2002
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................   $   (3,603)  $    8,376   $   (7,018)  $   (1,188)  $  (21,575)  $  (17,034)
  Reinvested capital gains......................            0        7,061            0            0            0       11,373
  Realized gain (loss)..........................       17,186       10,847       (1,972)     (33,338)     (17,667)     (52,688)
  Unrealized gain (loss)........................      144,314      (30,680)     485,165         (611)     993,760     (483,087)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................      157,897       (4,396)     476,175      (35,137)     954,518     (541,436)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments....................       75,657       56,446      192,475      186,357      643,308      531,817
  Transfers from fixed & other subaccounts......      250,311      167,307      227,901      292,180      659,941    1,628,595
  Withdrawals, surrenders & death benefit
     payments (note 3)..........................      (29,069)     (22,605)     (32,660)     (10,533)     (87,110)     (38,897)
  Transfers to fixed & other subaccounts........     (171,585)    (119,608)     (54,934)    (199,507)    (581,515)    (496,948)
  Cost of insurance & administrative fee (note
     3).........................................      (34,874)     (20,683)     (73,757)     (83,281)    (263,327)    (245,016)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
     Net equity transactions....................       90,440       60,857      259,025      185,216      371,297    1,379,551
                                                   ----------   ----------   ----------   ----------   ----------   ----------
       Net change in contract owners' equity....      248,337       56,461      735,200      150,079    1,325,815      838,115
Contract owners' equity:
  Beginning of period...........................      324,620      268,159      794,394      644,315    2,472,361    1,634,246
                                                   ----------   ----------   ----------   ----------   ----------   ----------
  End of period.................................   $  572,957   $  324,620   $1,529,594   $  794,394   $3,798,176   $2,472,361
                                                   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units...............................       23,213       18,883       96,494       76,516      202,846      109,560
                                                   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased...............................       21,132       15,472       42,903       53,648       93,054      150,705
  Units redeemed................................      (14,328)     (11,142)     (17,002)     (33,670)     (67,102)     (57,419)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units..................................       30,017       23,213      122,395       96,494      228,798      202,846
                                                   ==========   ==========   ==========   ==========   ==========   ==========


                                                           PBHG
                                                   INSURANCE SERIES FUND
                                                  -----------------------
                                                       TECH. & COMM.
                                                        SUBACCOUNT
                                                  -----------------------
                                                     2003         2002
                                                  ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $     (914)  $     (600)
  Reinvested capital gains......................           0            0
  Realized gain (loss)..........................     (18,643)     (38,852)
  Unrealized gain (loss)........................      69,447      (35,866)
                                                  ----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................      49,890      (75,318)
                                                  ----------   ----------
Equity transactions:
  Contract purchase payments....................      45,064       49,497
  Transfers from fixed & other subaccounts......      31,853       41,240
  Withdrawals, surrenders & death benefit
     payments (note 3)..........................        (930)      (1,534)
  Transfers to fixed & other subaccounts........     (18,492)     (23,886)
  Cost of insurance & administrative fee (note
     3).........................................     (17,505)     (12,332)
                                                  ----------   ----------
     Net equity transactions....................      39,990       52,985
                                                  ----------   ----------
       Net change in contract owners' equity....      89,880      (22,333)
Contract owners' equity:
  Beginning of period...........................      95,425      117,758
                                                  ----------   ----------
  End of period.................................  $  185,305   $   95,425
                                                  ==========   ==========
Change in units:
  Beginning units...............................      81,354       45,848
                                                  ----------   ----------
  Units purchased...............................      54,297       59,121
  Units redeemed................................     (26,135)     (23,615)
                                                  ----------   ----------
  Ending units..................................     109,516       81,354
                                                  ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                                   ----------------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                         VIP MID-CAP                VIP CONTRAFUND                VIP GROWTH             INCOME
                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                   ------------------------    ------------------------    ------------------------    ----------
                                      2003          2002          2003          2002          2003          2002        2003 (a)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (11,729)   $   (2,383)   $   (6,341)   $   (1,075)   $   (3,620)   $   (2,596)   $      (10)
  Reinvested capital gains.......           0             0             0             0             0             0             0
  Realized gain (loss)...........       6,844          (506)        3,160        (6,779)       (9,001)      (11,143)            3
  Unrealized gain (loss).........     836,190       (97,370)      379,866       (62,573)      195,013      (146,743)          763
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     831,305      (100,259)      376,685       (70,427)      182,392      (160,482)          756
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments.....     552,007       351,308       326,639       208,242       247,422       230,222           299
  Transfers from fixed & other
     subaccounts.................   1,020,969     1,291,555       503,605       707,540       126,343       197,028        16,168
  Withdrawals, surrenders & death
     benefit payments (note 3)...     (37,855)       (7,383)      (25,861)      (23,925)      (15,768)       (5,123)            0
  Transfers to fixed & other
     subaccounts.................    (417,726)     (172,859)     (101,190)     (142,394)      (45,707)      (45,888)         (687)
  Cost of insurance &
     administrative fee (note
     3)..........................    (193,233)     (107,068)     (103,968)      (48,686)      (92,797)      (65,370)         (153)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
     Net equity transactions.....     924,162     1,355,553       599,225       700,777       219,493       310,869        15,627
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
       Net change in contract
          owners' equity.........   1,755,467     1,255,294       975,910       630,350       401,885       150,387        16,383
Contract owners' equity:
  Beginning of period............   1,721,434       466,140     1,040,627       410,277       485,609       335,222             0
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
  End of period..................  $3,476,901    $1,721,434    $2,016,537    $1,040,627    $  887,494    $  485,609    $   16,383
                                   ==========    ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units................     191,244        46,248       136,760        48,378        94,176        44,978             0
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased................     144,681       162,091        96,384       101,105        62,084        66,942         1,482
  Units redeemed.................     (54,434)      (17,095)      (24,867)      (12,723)      (25,428)      (17,744)          (14)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
  Ending units...................     281,491       191,244       208,277       136,760       130,832        94,176         1,468
                                   ==========    ==========    ==========    ==========    ==========    ==========    ==========

---------------

(a) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                            ----------------------------------------------------
                                                     GROWTH                 WORLDWIDE GROWTH
                                                   SUBACCOUNT                  SUBACCOUNT
                                            ------------------------    ------------------------
                                               2003          2002          2003          2002
                                            ----------    ----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............    $   (9,410)   $   (7,546)   $    3,041    $     (112)
  Reinvested capital gains..............             0             0             0             0
  Realized gain (loss)..................       (31,208)      (45,287)      (27,512)      (12,519)
  Unrealized gain (loss)................       407,107      (286,577)      388,222      (370,672)
                                            ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations...       366,489      (339,410)      363,751      (383,303)
                                            ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments............       515,967       507,986       512,280       539,383
  Transfers from fixed & other
     subaccounts........................        54,471       130,029        24,951       431,197
  Withdrawal, surrenders & death benefit
     payments (note 3)..................       (43,111)      (11,381)      (29,394)       (9,732)
  Transfers to fixed & other
     subaccounts........................      (148,421)     (150,235)     (135,833)     (132,160)
  Cost of insurance & administrative fee
     (note 3)...........................      (145,314)     (139,492)     (170,618)     (153,490)
                                            ----------    ----------    ----------    ----------
     Net equity transactions............       233,592       336,907       201,386       675,198
                                            ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity........................       600,081        (2,503)      565,137       291,895
Contract owners' equity:
  Beginning of period...................     1,043,263     1,045,766     1,402,323     1,110,428
                                            ----------    ----------    ----------    ----------
  End of period.........................    $1,643,344    $1,043,263    $1,967,460    $1,402,323
                                            ==========    ==========    ==========    ==========
Change in units:
  Beginning units.......................       216,781       158,049       270,776       158,107
                                            ----------    ----------    ----------    ----------
  Units purchased.......................       106,753       110,813        99,835       151,644
  Units redeemed........................       (61,897)      (52,081)      (61,146)      (38,975)
                                            ----------    ----------    ----------    ----------
  Ending units..........................       261,637       216,781       309,465       270,776
                                            ==========    ==========    ==========    ==========

                                                 JANUS ASPEN SERIES - SERVICE SHARES
                                          --------------------------------------------------
                                                  BALANCED             INTERNATIONAL GROWTH
                                                 SUBACCOUNT                 SUBACCOUNT
                                          ------------------------    ----------------------
                                             2003          2002          2003       2002 (b)
                                          ----------    ----------    ----------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   33,980    $   32,423    $       42     $    1
  Reinvested capital gains..............           0             0             0          0
  Realized gain (loss)..................     (21,549)       (9,579)          217          5
  Unrealized gain (loss)................     341,111      (179,018)        6,450          4
                                          ----------    ----------    ----------     ------
     Net increase (decrease) in contract
       owners' equity from operations...     353,542      (156,174)        6,709         10
                                          ----------    ----------    ----------     ------
Equity transactions:
  Contract purchase payments............     826,383       728,020        13,027        354
  Transfers from fixed & other
     subaccounts........................     425,398     1,318,856        29,582        596
  Withdrawal, surrenders & death benefit
     payments (note 3)..................     (51,873)      (30,311)            0          0
  Transfers to fixed & other
     subaccounts........................    (761,263)     (295,419)       (2,503)       (54)
  Cost of insurance & administrative fee
     (note 3)...........................    (270,736)     (232,491)       (3,172)      (168)
                                          ----------    ----------    ----------     ------
     Net equity transactions............     167,909     1,488,655        36,934        728
                                          ----------    ----------    ----------     ------
       Net change in contract owners'
          equity........................     521,451     1,332,481        43,643        738
Contract owners' equity:
  Beginning of period...................   2,579,913     1,247,432           738          0
                                          ----------    ----------    ----------     ------
  End of period.........................  $3,101,364    $2,579,913    $   44,381     $  738
                                          ==========    ==========    ==========     ======
Change in units:
  Beginning units.......................     295,782       132,477            77          0
                                          ----------    ----------    ----------     ------
  Units purchased.......................     123,587       206,317         3,915         95
  Units redeemed........................    (104,363)      (43,012)         (508)       (18)
                                          ----------    ----------    ----------     ------
  Ending units..........................     315,006       295,782         3,484         77
                                          ==========    ==========    ==========     ======

---------------

(b) Period from August 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------
                                                                  SMALL COMPANY             MID CAP VALUE
                                                                   SUBACCOUNT                SUBACCOUNT
                                                              ---------------------     ---------------------
                                                                2003         2002         2003         2002
                                                              --------     --------     --------     --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (395)    $   (200)    $ (2,935)    $   (709)
  Reinvested capital gains..................................         0            0            0          233
  Realized gain ( loss).....................................    (2,368)      (6,824)       1,495       (2,539)
  Unrealized gain (loss)....................................    20,609       (8,848)     137,285       (5,711)
                                                              --------     --------     --------     --------
     Net increase (decrease) in contract owners' equity from
      operations............................................    17,846      (15,872)     135,845       (8,726)
                                                              --------     --------     --------     --------
Equity transactions:
  Contract purchase payments................................    17,235       14,123      113,297       29,574
  Transfers from fixed & other subaccounts..................    17,333       67,946      523,744      170,849
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................         0            0       (4,374)           0
  Transfers to fixed & other subaccounts....................    (9,357)     (20,335)     (24,521)     (16,278)
  Cost of insurance & administrative fee (note 3)...........    (6,553)      (3,644)     (28,738)      (9,045)
                                                              --------     --------     --------     --------
     Net equity transactions................................    18,658       58,090      579,408      175,100
                                                              --------     --------     --------     --------
       Net change in contract owners' equity................    36,504       42,218      715,253      166,374
Contract owners' equity:
  Beginning of period.......................................    42,361          143      171,000        4,626
                                                              --------     --------     --------     --------
  End of period.............................................  $ 78,865     $ 42,361     $886,253     $171,000
                                                              ========     ========     ========     ========
Change in units:
  Beginning units...........................................     4,868           13       15,582          422
                                                              --------     --------     --------     --------
  Units purchased...........................................     3,633        7,517       51,917       17,319
  Units redeemed............................................    (1,786)      (2,662)      (4,732)      (2,159)
                                                              --------     --------     --------     --------
  Ending units..............................................     6,715        4,868       62,767       15,582
                                                              ========     ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              MFS VARIABLE INSURANCE TRUST - SERVICE CLASS
                                       ------------------------------------------------------------------------------------------
                                                               INVESTORS GROWTH
                                          NEW DISCOVERY             STOCK             MID CAP GROWTH            TOTAL RETURN
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                       -------------------    ------------------    -------------------    ----------------------
                                         2003       2002       2003       2002        2003       2002         2003         2002
                                       --------    -------    -------    -------    --------    -------    ----------    --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   (412)   $  (101)   $  (368)   $  (138)   $   (302)   $   (38)   $    7,594    $  2,430
  Reinvested capital gains.........           0          0          0          0           0          0             0       4,464
  Realized gain (loss).............       1,886       (281)      (127)      (216)        216       (345)        5,736      (1,919)
  Unrealized gain (loss)...........      14,658     (3,994)    10,660     (5,751)     11,660     (1,573)      196,879     (32,101)
                                       --------    -------    -------    -------    --------    -------    ----------    --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................      16,132     (4,376)    10,165     (6,105)     11,574     (1,956)      210,209     (27,126)
                                       --------    -------    -------    -------    --------    -------    ----------    --------
Equity transactions:
  Contract purchase payments.......      25,254     11,085     36,633      8,997      23,522      2,416       327,433     116,730
  Transfers from fixed & other
     subaccounts...................      41,095     31,716     21,260     31,826      83,433      8,980     1,255,157     712,604
  Withdrawal, surrenders & death
     benefit payments (note 3).....           0        (29)         0          0           0        (31)      (50,524)       (786)
  Transfers to fixed & other
     subaccounts...................     (14,814)    (2,811)    (5,621)    (2,437)     (6,252)      (686)     (322,757)    (37,370)
  Cost of insurance &
     administrative fee (note 3)...      (8,512)    (2,052)    (7,583)    (3,440)     (4,536)      (992)     (101,512)    (44,729)
                                       --------    -------    -------    -------    --------    -------    ----------    --------
     Net equity transactions.......      43,023     37,909     44,689     34,946      96,167      9,687     1,107,797     746,449
                                       --------    -------    -------    -------    --------    -------    ----------    --------
       Net change in contract
          owners' equity...........      59,155     33,533     54,854     28,841     107,741      7,731     1,318,006     719,323
Contract owners' equity:
  Beginning of period..............      36,190      2,657     33,784      4,943       8,969      1,238       768,947      49,624
                                       --------    -------    -------    -------    --------    -------    ----------    --------
  End of period....................    $ 95,345    $36,190    $88,638    $33,784    $116,710    $ 8,969    $2,086,953    $768,947
                                       ========    =======    =======    =======    ========    =======    ==========    ========
Change in units:
  Beginning units..................       4,625        230      4,393        461       1,438        111        79,742       4,834
                                       --------    -------    -------    -------    --------    -------    ----------    --------
  Units purchased..................       6,844      4,816      6,614      4,332      13,453      1,551       150,308      82,461
  Units redeemed...................      (2,269)      (421)    (1,536)      (400)     (1,092)      (224)      (42,089)     (7,553)
                                       --------    -------    -------    -------    --------    -------    ----------    --------
  Ending units.....................       9,200      4,625      9,471      4,393      13,799      1,438       187,961      79,742
                                       ========    =======    =======    =======    ========    =======    ==========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                 THE PRUDENTIAL SERIES FUND, INC.      UBS SERIES TRUST
                                                                ----------------------------------    -------------------
                                                                                        JENNISON           TACTICAL
                                                                     JENNISON          20/20 FOCUS        ALLOCATION
                                                                    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                -------------------    -----------    -------------------
                                                                 2003      2002 (b)       2003         2003      2002 (b)
                                                                -------    --------    -----------    -------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................    $   (99)    $   (5)      $   (18)     $   (67)   $   (21)
  Reinvested capital gains..................................          0          0             0            0          0
  Realized gain (loss)......................................        123        (15)           80          707         16
  Unrealized gain (loss)....................................      4,017       (114)        1,032        6,233        179
                                                                -------     ------       -------      -------    -------
     Net increase (decrease) in contract owners' equity from
      operations............................................      4,041       (134)        1,094        6,873        174
                                                                -------     ------       -------      -------    -------
Equity transactions:
  Contract purchase payments................................     12,431      1,532         1,536        6,709      1,561
  Transfers from fixed & other subaccounts..................     20,132      2,696        10,718       22,023     11,814
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................          0          0             0         (245)        14
  Transfers to fixed & other subaccounts....................          0          0        (1,343)      (7,528)         0
  Cost of insurance & administrative fee (note 3)...........     (1,853)      (300)         (443)      (3,071)      (461)
                                                                -------     ------       -------      -------    -------
     Net equity transactions................................     30,710      3,928        10,468       17,888     12,928
                                                                -------     ------       -------      -------    -------
       Net change in contract owners' equity................     34,751      3,794        11,562       24,761     13,102
Contract owners' equity:
  Beginning of period.......................................      3,794          0             0       13,102          0
                                                                -------     ------       -------      -------    -------
  End of period.............................................    $38,545     $3,794       $11,562      $37,863    $13,102
                                                                =======     ======       =======      =======    =======
Change in units:
  Beginning units...........................................        395          0             0        1,316          0
                                                                -------     ------       -------      -------    -------
  Units purchased...........................................      2,894        425         1,053        2,681      1,361
  Units redeemed............................................       (172)       (30)         (152)        (990)       (45)
                                                                -------     ------       -------      -------    -------
  Ending units..............................................      3,117        395           901        3,007      1,316
                                                                =======     ======       =======      =======    =======

---------------

(b) Period from August 1, 2002, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                  PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES
                                                         ------------------------------------------------------------------------
                                                              REAL RETURN               TOTAL RETURN             GLOBAL BOND
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                         ----------------------    ----------------------    --------------------
                                                            2003       2002 (b)       2003       2002 (b)      2003      2002 (b)
                                                         ----------    --------    ----------    --------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................    $   17,767    $  1,647    $   24,473    $  2,353    $  2,693    $    49
  Reinvested capital gains...........................        18,426         408        14,142       3,701       1,800         84
  Realized gain (loss)...............................         4,850         (24)       (2,182)        (21)      1,226          6
  Unrealized gain (loss).............................        14,431       3,173       (11,176)      2,603      19,251        809
                                                         ----------    --------    ----------    --------    --------    -------
     Net increase (decrease) in contract owners'
      equity from operations.........................        55,474       5,204        25,257       8,636      24,970        948
                                                         ----------    --------    ----------    --------    --------    -------
Equity transactions:
  Contract purchase payments.........................       223,041      17,094       173,034       8,329      57,809      2,805
  Transfers from fixed & other subaccounts...........     1,298,399     201,123     1,710,400     335,790     256,422     18,343
  Withdrawals, surrenders & death benefit payments
     (note 3)........................................        (1,141)       (159)      (34,133)         19      (3,186)         0
  Transfers to fixed & other subaccounts.............      (800,339)          0      (353,195)     (5,492)    (45,145)         0
  Cost of insurance & administrative fee (note 3)....       (88,594)     (5,787)      (85,099)     (6,180)    (13,255)      (545)
                                                         ----------    --------    ----------    --------    --------    -------
     Net equity transactions.........................       631,366     212,271     1,411,007     332,466     252,645     20,603
                                                         ----------    --------    ----------    --------    --------    -------
       Net change in contract owners' equity.........       686,840     217,475     1,436,264     341,102     277,615     21,551
Contract owners' equity:
  Beginning of period................................       217,475           0       341,102           0      21,551          0
                                                         ----------    --------    ----------    --------    --------    -------
  End of period......................................    $  904,315    $217,475    $1,777,366    $341,102    $299,166    $21,551
                                                         ==========    ========    ==========    ========    ========    =======
Change in units:
  Beginning units....................................        20,344           0        32,651           0       2,013          0
                                                         ----------    --------    ----------    --------    --------    -------
  Units purchased....................................       132,091      20,921       173,245      33,736      27,568      2,065
  Units redeemed.....................................       (74,139)       (577)      (42,716)     (1,085)     (4,983)       (52)
                                                         ----------    --------    ----------    --------    --------    -------
  Ending units.......................................        78,296      20,344       163,180      32,651      24,598      2,013
                                                         ==========    ========    ==========    ========    ========    =======

---------------

(b) Period from August 1, 2002, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                         DREYFUS
                                                         VARIABLE
                                         CALVERT        INV. FUND-
                                        VARIABLE         SERVICE                                        VAN KAMPEN UNIVERSAL
                                      SERIES, INC.        CLASS           ROYCE CAPITAL FUND       INSTITUTIONAL FUNDS- CLASS II
                                      -------------    ------------    ------------------------    ------------------------------
                                      SOCIAL EQUITY                                                  CORE PLUS         US REAL
                                       SUBACCOUNT      APPRECIATION    SMALL-CAP     MICRO-CAP      FIXED INCOME        ESTATE
                                        (NOTE 5)        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                      -------------    ------------    ----------    ----------    --------------    ------------
                                        2003 (d)         2003 (c)       2003 (c)      2003 (c)        2003 (d)         2003 (c)
                                      -------------    ------------    ----------    ----------    --------------    ------------
Increase in contract owners'
  equity from operations:
  Net investment activity.........      $ (1,179)        $  1,136       $ (1,481)     $ (1,247)        $   (56)         $   (17)
  Reinvested capital gains........             0                0         38,008        19,422              37                0
  Realized gain...................         1,628               65          2,773           351               0              105
  Unrealized gain.................        37,843            9,953         37,905        50,388             301            2,399
                                        --------         --------       --------      --------         -------          -------
     Net increase in contract
       owners' equity from
       operations.................        38,292           11,154         77,205        68,914             282            2,487
                                        --------         --------       --------      --------         -------          -------
Equity transactions:
  Contract purchase payments......        38,430           13,582         62,170        35,305           3,812            3,955
  Transfers from fixed & other
     subaccounts..................       219,683          120,939        684,142       460,334          24,647           33,835
  Withdrawals, surrenders & death
     benefit payments (note 3)....        (6,004)               0        (21,967)            0               0                0
  Transfers to fixed & other
     subaccounts..................       (10,886)          (3,588)       (42,772)       (5,747)              0           (8,025)
  Cost of insurance &
     administrative fee (note
     3)...........................       (14,118)          (2,162)       (25,527)       (9,304)           (405)            (652)
                                        --------         --------       --------      --------         -------          -------
     Net equity transactions......       227,105          128,771        656,046       480,588          28,054           29,113
                                        --------         --------       --------      --------         -------          -------
       Net change in contract
          owners' equity..........       265,397          139,925        733,251       549,502          28,336           31,600
Contract owners' equity:
  Beginning of period.............             0                0              0             0               0                0
                                        --------         --------       --------      --------         -------          -------
  End of period...................      $265,397         $139,925       $733,251      $549,502         $28,336          $31,600
                                        ========         ========       ========      ========         =======          =======
Change in units:
  Beginning units.................             0                0              0             0               0                0
                                        --------         --------       --------      --------         -------          -------
  Units purchased.................        43,550           12,447         56,605        38,394           2,487            2,546
  Units redeemed..................        (4,844)            (530)        (4,287)       (1,128)            (35)             (83)
                                        --------         --------       --------      --------         -------          -------
  Ending units....................        38,706           11,917         52,318        37,266           2,452            2,463
                                        ========         ========       ========      ========         =======          =======

---------------

(c) Period from May 1, 2003, date of commencement of operations

(d) Period from May 2, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (ONLIC). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund), in which the Account invests. For these services, ONI receives fees from ON Fund.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLAC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed account benefits.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                              INVESTMENT
                                            ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                              UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                            ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2003..............................   1,104,141     $ 35.472941   $39,167,124     0.75%      43.27%      0.18%
        2002..............................   1,067,502     $ 24.758670   $26,429,923     0.75%     -19.35%      0.37%
        2001..............................   1,037,127     $ 30.697635   $31,837,334     0.75%      -9.12%      0.29%
        2000..............................     992,625     $ 33.777286   $33,528,167     0.75%      -7.34%      0.30%
        1999..............................     956,502     $ 36.453086   $34,867,446     0.75%      18.97%      0.33%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                              INVESTMENT
                                            ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                              UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                            ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT
        2003..............................     353,266     $ 19.809334   $ 6,997,967     0.75%      -0.01%      0.74%
        2002..............................     398,887     $ 19.811256   $ 7,902,447     0.75%       0.63%      1.37%
        2001..............................     461,183     $ 19.686696   $ 9,079,178     0.75%       3.03%      3.36%
        2000..............................     241,942     $ 19.108485   $ 4,623,149     0.75%       5.55%      5.84%
        1999..............................     241,831     $ 18.103505   $ 4,377,995     0.75%       4.24%      4.75%
   BOND SUBACCOUNT
        2003..............................     140,154     $ 27.835240   $ 3,901,225     0.75%       9.64%      5.51%
        2002..............................     167,865     $ 25.388188   $ 4,261,796     0.75%       7.85%      6.15%
        2001..............................     137,657     $ 23.540985   $ 3,240,586     0.75%       7.61%      6.33%
        2000..............................     107,023     $ 21.876334   $ 2,341,267     0.75%       5.07%      6.76%
        1999..............................      90,240     $ 20.820247   $ 1,878,813     0.75%      -0.17%      6.62%
   OMNI SUBACCOUNT
        2003..............................     326,920     $ 21.711194   $ 7,097,831     0.75%      25.26%      1.79%
        2002..............................     327,405     $ 17.333070   $ 5,674,927     0.75%     -23.35%      1.90%
        2001..............................     346,979     $ 22.613117   $ 7,846,269     0.75%     -13.72%      1.87%
        2000..............................     352,906     $ 26.207514   $ 9,248,783     0.75%     -15.48%      1.20%
        1999..............................     380,822     $ 31.008817   $11,808,840     0.75%      10.53%      2.17%
   INTERNATIONAL SUBACCOUNT
        2003..............................     743,455     $ 16.385097   $12,181,577     0.75%      31.61%      0.45%
        2002..............................     788,602     $ 12.449979   $ 9,818,084     0.75%     -21.24%      0.26%
        2001..............................     802,998     $ 15.807388   $12,693,302     0.75%     -30.09%      0.00%
        2000..............................     809,614     $ 22.610910   $18,306,110     0.75%     -22.78%      0.00%
        1999..............................     823,799     $ 29.279308   $24,120,263     0.75%      66.15%      0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2003..............................     530,787     $ 25.981078   $13,790,419     0.75%      30.55%      0.26%
        2002..............................     542,265     $ 19.901620   $10,791,945     0.75%     -20.74%      0.21%
        2001..............................     486,036     $ 25.110741   $12,204,712     0.75%       8.88%      0.49%
        2000..............................     393,332     $ 23.062248   $ 9,071,117     0.75%      30.52%      0.75%
        1999..............................     429,437     $ 17.669517   $ 7,587,944     0.75%       5.67%      2.98%
   DISCOVERY SUBACCOUNT
        2003..............................     615,441     $ 25.034018   $15,406,962     0.75%      36.64%      0.00%
        2002..............................     626,936     $ 18.320952   $11,486,056     0.75%     -33.24%      0.00%
        2001..............................     617,079     $ 27.442162   $16,933,981     0.75%     -18.97%      0.00%
        2000..............................     606,632     $ 33.866978   $20,544,786     0.75%     -11.88%      0.00%
        1999..............................     591,732     $ 38.431477   $22,741,130     0.75%     104.92%      0.00%
   INTERNATIONAL SMALL COMPANY SUBACCOUNT
        2003..............................     232,660     $ 17.779440   $ 4,136,571     0.75%      52.77%      0.22%
        2002..............................     222,020     $ 11.638006   $ 2,583,865     0.75%     -15.64%      0.00%
        2001..............................     214,315     $ 13.796036   $ 2,956,702     0.75%     -29.80%      0.00%
        2000..............................     207,195     $ 19.653655   $ 4,072,131     0.75%     -30.79%      0.00%
        1999..............................     178,216     $ 28.396871   $ 5,060,766     0.75%     106.96%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT
        2003.....................     417,152     $  7.220579   $ 3,012,081     0.75%      30.51%      0.00%
        2002.....................     422,595     $  5.532464   $ 2,337,993     0.75%     -28.45%      0.00%
        2001.....................     372,206     $  7.732644   $ 2,878,135     0.75%     -32.32%      1.10%
        2000.....................     318,530     $ 11.425914   $ 3,639,493     0.75%     -27.88%      0.00%
        1999.....................     251,875     $ 15.843725   $ 3,990,634     0.75%       4.97%      0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2003.....................     255,980     $ 10.627603   $ 2,720,454     0.75%      44.27%      0.00%
        2002.....................     263,778     $  7.366641   $ 1,943,156     0.75%     -29.65%      0.00%
        2001.....................     255,827     $ 10.471667   $ 2,678,934     0.75%     -39.95%      0.00%
        2000.....................     242,290     $ 17.438980   $ 4,225,295     0.75%     -17.49%      0.00%
        1999.....................     174,597     $ 21.135299   $ 3,690,169     0.75%     103.42%      0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2003.....................     690,056     $ 19.562124   $13,498,964     0.75%      45.25%      0.04%
        2002.....................     680,877     $ 13.467665   $ 9,169,820     0.75%     -26.18%      0.00%
        2001.....................     678,248     $ 18.244681   $12,374,416     0.75%     -13.48%      1.28%
        2000.....................     631,007     $ 21.120711   $13,327,314     0.75%      -9.12%      0.00%
        1999.....................     571,171     $ 23.203471   $13,253,157     0.75%      61.04%      0.20%
   S&P 500 INDEX SUBACCOUNT
        2003.....................   1,429,233     $ 15.816000   $22,604,745     0.75%      26.89%      1.22%
        2002.....................   1,297,802     $ 12.464522   $16,176,487     0.75%     -23.21%      1.13%
        2001.....................   1,126,657     $ 16.230974   $18,286,748     0.75%     -13.98%      2.06%
        2000.....................     975,222     $ 18.868311   $18,400,789     0.75%     -10.32%      3.14%
        1999.....................     887,541     $ 21.039899   $18,673,763     0.75%      24.69%      2.45%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002.....................      42,878     $  5.501551   $   235,893     0.75%     -28.85%      0.00%
        2001.....................      39,607     $  7.732189   $   306,252     0.75%     -20.38%      0.00%
        2000.....................      37,937     $  9.711308   $   368,413     0.75%     -13.43%      0.00%
        1999.....................      41,479     $ 11.218364   $   465,325     0.75%      16.82%      0.46%
   BLUE CHIP SUBACCOUNT
        2003.....................     131,115     $  9.931007   $ 1,302,108     0.75%      25.64%      1.43%
        2002.....................      75,011     $  7.904297   $   592,912     0.75%     -20.03%      0.92%
        2001.....................      60,504     $  9.884110   $   598,028     0.75%      -4.94%      0.67%
        2000.....................      33,841     $ 10.398014   $   351,877     0.75%       0.32%      0.73%
        1999.....................          45     $ 10.364605   $       468     0.75%       3.65%      0.00%       11/1/99
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002.....................      37,905     $  6.518672   $   247,089     0.75%     -21.47%      1.51%
        2001.....................      18,267     $  8.300559   $   151,628     0.75%     -12.48%      1.57%
        2000.....................       5,860     $  9.484445   $    55,578     0.75%     -13.14%      1.43%
   HIGH INCOME BOND SUBACCOUNT
        2003.....................      80,651     $ 12.348929   $   995,958     0.75%      21.87%      7.84%
        2002.....................      57,364     $ 10.132594   $   581,243     0.75%       3.17%     10.84%
        2001.....................      25,230     $  9.821229   $   247,785     0.75%       3.50%     13.23%
        2000.....................       6,486     $  9.489367   $    61,549     0.75%      -7.79%      6.33%
        1999.....................       5,678     $ 10.291509   $    58,437     0.75%       2.92%      1.25%       11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
        2003.....................     274,649     $  7.070243   $ 1,941,834     0.75%      39.06%      0.00%
        2002.....................     237,616     $  5.084446   $ 1,208,144     0.75%     -42.49%      0.00%
        2001.....................     204,936     $  8.841553   $ 1,811,952     0.75%     -15.24%      0.00%
        2000.....................     188,206     $ 10.431717   $ 1,963,311     0.75%     -26.56%      0.00%
        1999.....................      21,003     $ 14.203709   $   298,318     0.75%      42.04%      0.00%       11/1/99
   NASDAQ-100 INDEX SUBACCOUNT
        2003.....................     212,661     $  4.427988   $   941,659     0.75%      46.76%      0.00%
        2002.....................      69,005     $  3.017132   $   208,198     0.75%     -37.80%      0.00%
        2001.....................      40,660     $  4.850717   $   197,228     0.75%     -33.16%      0.00%
        2000.....................       2,980     $  7.256762   $    21,628     0.75%     -27.43%      0.00%      10/16/00
   BRISTOL SUBACCOUNT
        2003.....................       8,607     $ 10.334381   $    88,949     0.75%      31.47%      0.51%
        2002.....................       3,479     $  7.860542   $    27,345     0.75%     -21.39%      0.00%        5/1/02
   BRYTON GROWTH SUBACCOUNT
        2003.....................      19,708     $  9.214372   $   181,597     0.75%      34.60%      0.00%
        2002.....................       2,144     $  6.845612   $    14,677     0.75%     -31.54%      0.00%        5/1/02
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   GROWTH SUBACCOUNT
        2003.....................     897,138     $  7.763542   $ 6,964,970     0.75%      30.75%      0.10%
        2002.....................     880,663     $  5.937630   $ 5,229,053     0.75%     -27.06%      0.00%
        2001.....................     849,118     $  8.140145   $ 6,911,944     0.75%     -25.30%      0.07%
        2000.....................     797,787     $ 10.896910   $ 8,693,414     0.75%     -15.19%      2.44%
        1999.....................     482,511     $ 12.848159   $ 6,199,378     0.75%      28.48%      0.19%        5/3/99
   WORLDWIDE GROWTH SUBACCOUNT
        2003.....................     519,631     $  8.827598   $ 4,587,094     0.75%      23.07%      1.11%
        2002.....................     558,895     $  7.172911   $ 4,008,905     0.75%     -26.06%      0.91%
        2001.....................     586,165     $  9.700598   $ 5,686,148     0.75%     -23.02%      0.44%
        2000.....................     539,952     $ 12.601009   $ 6,803,937     0.75%     -16.30%      2.04%
        1999.....................     244,886     $ 15.054438   $ 3,686,627     0.75%      50.54%      0.05%        5/3/99
   BALANCED SUBACCOUNT
        2003.....................     354,790     $ 10.643572   $ 3,776,235     0.75%      13.20%      2.21%
        2002.....................     367,869     $  9.402358   $ 3,458,833     0.75%      -7.14%      2.69%
        2001.....................     265,788     $ 10.125474   $ 2,691,224     0.75%      -5.38%      2.81%
        2000.....................     197,829     $ 10.701013   $ 2,116,973     0.75%      -3.00%      6.65%
        1999.....................       6,543     $ 11.031897   $    72,185     0.75%      10.32%      1.13%       11/1/99
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2003.....................     158,569     $ 11.152086   $ 1,768,379     0.75%      35.99%      0.08%
        2002.....................     169,102     $  8.200818   $ 1,386,777     0.75%     -27.36%      0.52%
        2001.....................     101,329     $ 11.290309   $ 1,144,032     0.75%      -4.42%      0.54%
        2000.....................      41,787     $ 11.812926   $   493,631     0.75%       5.81%      0.37%
        1999.....................         266     $ 11.164799   $     2,970     0.75%      11.65%      0.00%       11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
     (CONTINUED)
   MULTI CAP VALUE II SUBACCOUNT
        2003.....................      31,274     $ 11.923738   $   372,905     0.75%      37.37%      0.11%
        2002.....................      31,350     $  8.680263   $   272,130     0.75%     -23.73%      0.51%
        2001.....................      29,908     $ 11.381305   $   340,388     0.75%       3.34%      0.00%
        2000.....................      21,367     $ 11.013003   $   235,319     0.75%       7.02%      0.52%
        1999.....................         848     $ 10.290266   $     8,725     0.75%       2.90%      0.30%       11/1/99
   MID CAP GROWTH II SUBACCOUNT
        2003.....................     317,008     $  6.198555   $ 1,964,993     0.75%      33.22%      0.00%
        2002.....................     285,484     $  4.653023   $ 1,328,365     0.75%     -38.01%      0.00%
        2001.....................     233,869     $  7.506339   $ 1,755,503     0.75%     -31.29%      0.00%
        2000.....................     160,557     $ 10.924629   $ 1,754,028     0.75%     -15.47%      0.00%
        1999.....................      22,599     $ 12.924122   $   292,074     0.75%      29.24%      0.00%       11/1/99
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2003.....................     124,784     $  8.859945   $ 1,105,580     0.75%      23.44%      1.49%
        2002.....................     108,055     $  7.177819   $   775,602     0.75%     -12.00%      1.48%
        2001.....................     101,805     $  8.156502   $   830,372     0.75%     -10.02%      0.46%
        2000.....................     101,634     $  9.064387   $   921,253     0.75%      -5.39%      0.38%
        1999.....................      71,765     $  9.581286   $   687,600     0.75%      -4.19%      2.18%        5/3/99
   CORE US EQUITY SUBACCOUNT
        2003.....................      31,071     $  8.538810   $   265,308     0.75%      28.51%      0.75%
        2002.....................      31,068     $  6.644373   $   206,427     0.75%     -22.48%      0.76%
        2001.....................      15,789     $  8.570796   $   135,321     0.75%     -12.60%      0.56%
        2000.....................       9,799     $  9.806522   $    96,094     0.75%     -10.29%      1.21%
        1999.....................         711     $ 10.931168   $     7,772     0.75%       9.31%      0.32%       11/1/99
   CAPITAL GROWTH SUBACCOUNT
        2003.....................      48,744     $  8.000482   $   389,972     0.75%      22.82%      0.28%
        2002.....................      43,293     $  6.514163   $   282,017     0.75%     -24.90%      0.22%
        2001.....................      29,300     $  8.673416   $   254,132     0.75%     -15.10%      0.18%
        2000.....................      17,270     $ 10.216351   $   176,440     0.75%      -8.66%      0.23%
        1999.....................       1,252     $ 11.184743   $    14,006     0.75%      11.85%      0.17%       11/1/99
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS --
     CLASS I:
   US REAL ESTATE SUBACCOUNT
        2003.....................      30,017     $ 19.087498   $   572,957     0.75%      36.49%      0.00%
        2002.....................      23,213     $ 13.984648   $   324,620     0.75%      -1.53%      3.96%
        2001.....................      18,883     $ 14.201310   $   268,159     0.75%       9.02%      3.64%
        2000.....................      24,304     $ 13.026396   $   316,589     0.75%      28.31%      2.03%
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2003.....................     122,395     $ 12.497189   $ 1,529,594     0.75%      51.80%      0.06%
        2002.....................      96,494     $  8.232580   $   794,394     0.75%      -2.23%      0.61%
        2001.....................      76,516     $  8.420653   $   644,315     0.75%      -5.79%      0.50%
        2000.....................      61,947     $  8.937743   $   553,666     0.75%     -28.61%      0.18%
        1999.....................      46,635     $ 12.519300   $   583,841     0.75%      25.19%      0.19%       11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
   SMALL CAP SUBACCOUNT
        2003.....................     228,798     $ 16.600558   $ 3,798,176     0.75%      36.20%      0.00%
        2002.....................     202,846     $ 12.188342   $ 2,472,361     0.75%     -18.29%      0.00%
        2001.....................     109,560     $ 14.916457   $ 1,634,246     0.75%      17.74%      0.13%
        2000.....................      20,488     $ 12.668639   $   259,560     0.75%      20.15%      0.33%
        1999.....................       4,128     $ 10.544030   $    43,522     0.75%       5.44%      0.01%       11/1/99
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2003.....................     109,516     $  1.692039   $   185,305     0.75%      44.25%      0.00%
        2002.....................      81,354     $  1.172959   $    95,425     0.75%     -54.33%      0.00%
        2001.....................      45,848     $  2.568427   $   117,758     0.75%     -52.68%      0.00%
        2000.....................       1,976     $  5.427213   $    10,727     0.75%     -45.73%      0.00%      10/16/00
   FIDELITY VARIABLE INSURANCE FUND -- SERVICE
     CLASS 2:
   VIP MID-CAP SUBACCOUNT
        2003.....................     281,491     $ 12.351746   $ 3,476,901     0.75%      37.22%      0.22%
        2002.....................     191,244     $  9.001224   $ 1,721,434     0.75%     -10.69%      0.46%
        2001.....................      46,248     $ 10.079181   $   466,140     0.75%      -4.24%      0.00%
        2000.....................         962     $ 10.525174   $    10,123     0.75%       5.25%      0.48%      10/16/00
   VIP CONTRAFUND SUBACCOUNT
        2003.....................     208,277     $  9.682016   $ 2,016,537     0.75%      27.24%      0.25%
        2002.....................     136,760     $  7.609122   $ 1,040,627     0.75%     -10.28%      0.49%
        2001.....................      48,378     $  8.480711   $   410,277     0.75%     -13.12%      0.07%
        2000.....................       1,353     $  9.761880   $    13,206     0.75%      -2.38%      0.00%      10/16/00
   VIP GROWTH SUBACCOUNT
        2003.....................     130,832     $  6.783468   $   887,494     0.75%      31.56%      0.10%
        2002.....................      94,176     $  5.156370   $   485,609     0.75%     -30.82%      0.11%
        2001.....................      44,978     $  7.453054   $   335,222     0.75%     -18.48%      0.02%
        2000.....................       1,041     $  9.142770   $     9,517     0.75%      -8.57%      0.00%      10/16/00
   VIP EQUITY INCOME SUBACCOUNT
        2003.....................       1,468     $ 11.162872   $    16,383     0.75%      11.63%      0.00%       10/1/03
   JANUS ASPEN SERIES -- SERVICE SHARES:
   GROWTH SUBACCOUNT
        2003.....................     261,637     $  6.281021   $ 1,643,344     0.75%      30.51%      0.00%
        2002.....................     216,781     $  4.812521   $ 1,043,263     0.75%     -27.27%      0.00%
        2001.....................     158,049     $  6.616731   $ 1,045,766     0.75%     -25.46%      0.00%
        2000.....................      17,291     $  8.876902   $   153,486     0.75%     -11.23%      0.00%      10/16/00
   WORLDWIDE GROWTH SUBACCOUNT
        2003.....................     309,465     $  6.357622   $ 1,967,460     0.75%      22.76%      0.87%
        2002.....................     270,776     $  5.178897   $ 1,402,323     0.75%     -26.26%      0.68%
        2001.....................     158,107     $  7.023270   $ 1,110,428     0.75%     -23.20%      0.33%
        2000.....................      11,009     $  9.144478   $   100,674     0.75%      -8.56%      0.03%      10/16/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE SHARES:
     (CONTINUED)
   BALANCED SUBACCOUNT
        2003.....................     315,006     $  9.845411   $ 3,101,364     0.75%      12.88%      1.87%
        2002.....................     295,782     $  8.722353   $ 2,579,913     0.75%      -7.37%      2.29%
        2001.....................     132,477     $  9.416226   $ 1,247,432     0.75%      -5.62%      2.64%
        2000.....................       8,038     $  9.976617   $    80,195     0.75%      -0.23%      0.61%      10/16/00
   INTERNATIONAL GROWTH SUBACCOUNT
        2003.....................       3,484     $ 12.738082   $    44,381     0.75%      33.53%      0.99%
        2002.....................          77     $  9.539312   $       738     0.75%      -4.61%      0.54%        8/1/02
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2003.....................       6,715     $ 11.744213   $    78,865     0.75%      34.97%      0.00%
        2002.....................       4,868     $  8.701600   $    42,361     0.75%     -22.24%      0.22%
        2001.....................          13     $ 11.189680   $       143     0.75%      11.90%      0.00%       11/1/01
   MID CAP VALUE SUBACCOUNT
        2003.....................      62,767     $ 14.119621   $   886,253     0.75%      28.66%      0.16%
        2002.....................      15,582     $ 10.974191   $   171,000     0.75%       0.07%      0.02%
        2001.....................         422     $ 10.966816   $     4,626     0.75%       9.67%      0.00%       11/1/01
   MFS VARIABLE INSURANCE TRUST -- SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
        2003.....................       9,200     $ 10.363340   $    95,345     0.75%      32.44%      0.00%
        2002.....................       4,625     $  7.825056   $    36,190     0.75%     -32.31%      0.00%
        2001.....................         230     $ 11.559996   $     2,657     0.75%      15.60%      0.00%       11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
        2003.....................       9,471     $  9.359017   $    88,638     0.75%      21.69%      0.00%
        2002.....................       4,393     $  7.690730   $    33,784     0.75%     -28.25%      0.00%
        2001.....................         461     $ 10.719368   $     4,943     0.75%       7.19%      0.00%       11/1/01
   MID CAP GROWTH SUBACCOUNT
        2003.....................      13,799     $  8.457559   $   116,710     0.75%      35.59%      0.00%
        2002.....................       1,438     $  6.237515   $     8,969     0.75%     -43.86%      0.00%
        2001.....................         111     $ 11.109985   $     1,238     0.75%      11.10%      0.00%       11/1/01
   TOTAL RETURN SUBACCOUNT
        2003.....................     187,961     $ 11.103088   $ 2,086,953     0.75%      15.14%      1.31%
        2002.....................      79,742     $  9.642978   $   768,947     0.75%      -6.06%      1.27%
        2001.....................       4,834     $ 10.264559   $    49,624     0.75%       2.65%      0.00%       11/1/01
   THE PRUDENTIAL SERIES FUND, INC:
   JENNISON SUBACCOUNT
        2003.....................       3,117     $ 12.366554   $    38,545     0.75%      28.64%      0.00%
        2002.....................         395     $  9.613094   $     3,794     0.75%      -3.87%      0.00%        8/1/02
   JENNISON 20/20 FOCUS SUBACCOUNT
        2003.....................         901     $ 12.837748   $    11,562     0.75%      27.84%      0.00%
   UBS SERIES TRUST:
   TACTICAL ALLOCATION SUBACCOUNT
        2003.....................       3,007     $ 12.590041   $    37,863     0.75%      26.42%      0.49%
        2002.....................       1,316     $  9.958652   $    13,102     0.75%      -0.41%      0.00%        8/1/02

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                     INVESTMENT
                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                   ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST --
   ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
        2003.....................      78,296     $ 11.549961   $   904,315     0.75%       8.04%      2.74%
        2002.....................      20,344     $ 10.690019   $   217,475     0.75%       6.90%      1.40%        8/1/02
   TOTAL RETURN SUBACCOUNT
        2003.....................     163,180     $ 10.892084   $ 1,777,366     0.75%       4.26%      2.69%
        2002.....................      32,651     $ 10.446748   $   341,102     0.75%       4.47%      1.38%        8/1/02
   GLOBAL BOND SUBACCOUNT
        2003.....................      24,598     $ 12.162240   $   299,166     0.75%      13.59%      2.10%
        2002.....................       2,013     $ 10.707431   $    21,551     0.75%       7.07%      0.68%        8/1/02
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2003.....................      38,706     $  6.856813   $   265,397     0.75%      17.23%      0.02%        5/2/03
   DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
     CLASS:
   APPRECIATION SUBACCOUNT
        2003.....................      11,917     $ 11.741767   $   139,925     0.75%      17.42%      3.21%        5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2003.....................      52,318     $ 14.015231   $   733,251     0.75%      40.15%      0.00%        5/1/03
   MICRO-CAP SUBACCOUNT
        2003.....................      37,266     $ 14.745218   $   549,502     0.75%      47.45%      0.00%        5/1/03
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS --
     CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
        2003.....................       2,452     $ 11.557769   $    28,336     0.75%      15.58%      0.04%        5/2/03
   US REAL ESTATE SUBACCOUNT
        2003.....................       2,463     $ 12.832128   $    31,600     0.75%      28.32%      0.00%        5/1/03

   ------------------

     * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

    ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable life payments differ according to the investment performance of the underlying mutual funds within the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charges will be assessed through the unit value calculation.

   Total premium expense charges in the Account amounted to approximately $1,383,000 and $1,759,000 during 2003 and 2002, respectively.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge. Total surrender charges in the Account amounted to approximately $1,582,525 and $1,522,496 during 2003 and 2002, respectively.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase. The contingent deferred sales charges were $1,316,252 and $1,387,411 for the periods ended December 31, 2003 and 2002, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $266,273 and $268,135 for the periods ended December 31, 2003 and 2002, respectively.

   The table on the following pages illustrates product and contract level charges:

   MORTALITY AND EXPENSE RISK FEES
   This basic charge is assessed through reduction of daily
     unit value................................................               0.75%

   The following charges are assessed through the redemption of units:
   PREMIUM EXPENSE CHARGE
   Deducted from premiums upon receipt.........................          1.25% to 7.50%
   PREMIUM TAXES
   Deducted from premiums upon receipt. Variable depending on
     state of policy issue.....................................             0% to 4%
   SURRENDER FEES
   Of stated surrendered amount if surrendered in the first
   year. (per $1000)...........................................         $13.79 to $60.00
   TRANSFER FEES -- per transfer
   (currently no charge for the first 4 transfers each contract
   year).......................................................             $3 to $15
   ADMINISTRATIVE FEES
   Upon the partial surrender amount...........................      the lesser of $25 or 2%
   COST OF INSURANCE
   Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980
   Commissioner's Standard Ordinary Mortality tables. (per
   $1000)......................................................         $.00008 to $83.33
   MAINTENANCE FEE
   Deducted monthly............................................             $5 to $10
   UNIT LOAD
   Deducted monthly. Charge is based on the issue age of the
   younger insured.............................................          $0.013 to $0.05
   DEATH BENEFIT GUARANTEE OPTION
   Deducted monthly
   Stated amount for 10 year to age 70 guarantee (per $1000)...          $0.01 to $0.03
   Stated amount of the guarantee to maturity (per $1000)......          $0.03 to $0.05

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   The following charges for riders are assessed through the redemption of units:

   TERM RIDER
   Deducted monthly. Provides additional death benefit on the life of the
     policyholder. (per $1000)..........................................                   $0.06 to $83.33
   ADDITIONAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the life of another
     person. (per $1000)................................................                   $0.05 to $83.33
   SPOUSAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the life of the insured
     spouse. (per $1000)................................................                   $0.05 to $83.33
   FAMILY TERM LIFE INSURANCE
   Deducted monthly. Provides term insurance coverage on all current and future
     children. Regardless of the number of children. (per $1000)........                        $0.44
   CONTINUATION OF COVERAGE RIDER
   Deducted monthly. Provides for payment of full death benefit past maturity
     date. (per $1000)..................................................                   $0.00 to $0.90
   ACCIDENTAL DEATH BENEFIT
   Deducted monthly. Provides additional death benefit if insured's sole cause of
     death is an accident. (per $1000)..................................                   $0.05 to $0.29
   LIFETIME ADVANTAGE RIDER
   Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount
     taken under the rider..............................................                      up to 10%
   EXCHANGE OF LIFE INSURED -- per exchange
   Allows the insured life to be changed................................                         $75
   GUARANTEED PURCHASE OPTION
   Deducted monthly. Provides the right to purchase chosen amount of insurance
     coverage at certain dates without evidence of insurability. (per $1000)...            $0.00 to $0.19
   WAIVER OF STIPULATED PREMIUM FOR TOTAL DISABILITY
   Deducted monthly. Credits a stipulated premium to the policy if insured is
     totally disabled. (per $1000)......................................                   $0.01 to $0.18
   PREFERRED LOAN RIDER
   Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of
     20% of assets......................................................                         20%
   JOINT TERM LIFE RIDER
   Deducted monthly. Provides for the purchase of additional second to die term
     insurance as part or your policy. (per $1000)......................                   $0.06 to $83.33

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003


   DOUBLE COVERAGE RIDER
   Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four
     policy years. (per $1000).................................          $0.06 to $83.33
   SINGLE TERM LIFE RIDER
   Deducted monthly. Allows you to purchase additional term
     life insurance on one of the insureds. (per $1000)........          $0.05 to $83.33
   FAMILY SPLIT OPTION RIDER
   Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law
     changes. (per $1000)......................................               $0.05
   WAIVER OF PREMIUM AT FIRST DEATH
   Deducted monthly. Credits a stipulated premium to the policy
     upon the death of the first insured to die. (per $1000)...          $0.001 to $2.12

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLAC does not provide for income taxes within the Account.

(5) FUND SUBSTITUTIONS

   Effective April 29, 2003, Subaccounts of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT R

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Assurance Corporation and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account R (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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OHIO NATIONAL VARIABLE ACCOUNT R
Post Office Box 371
Cincinnati, Ohio 45201

Form 1324  Rev.  2-04